Document And Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	OLD LINE BANCSHARES INC
Entity Central Index Key	0001253317
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	olbk

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	$ 37,533,354	$ 43,434,375	$ 14,325,266	$ 7,402,137
Interest bearing accounts	122,824	119,235	109,170	3,953,312
Federal funds sold	508,150	83,114	180,536	81,138
Total cash and cash equivalents	38,164,328	43,636,724	14,614,972	11,436,587
Time deposits in other banks			297,000	15,031,102
Investment securities available for sale	168,502,783	161,784,835	33,049,795	28,012,948
Investment securities held to maturity			21,736,469	5,806,507
Loans, less allowance for loan losses	573,146,131	539,297,666	299,606,430	265,008,669
Equity securities	3,865,079	3,946,042	2,562,750	2,957,650
Premises and equipment	23,763,775	23,215,429	16,867,561	17,326,099
Accrued interest receivable	2,592,123	2,448,542	1,252,970	1,055,249
Prepaid income taxes			189,523
Deferred income taxes	7,346,728	7,244,029	265,551	178,574
Bank owned life insurance	16,644,925	16,416,566	8,703,175	8,422,879
Prepaid pension	1,030,551	1,030,551
Other real estate owned	3,490,730	4,004,609	1,153,039
Goodwill	633,790	633,790
Core deposit intangible	4,046,636	4,418,892
Other assets	2,936,820	2,964,626	1,610,715	1,982,262
Total assets	846,164,399	811,042,301	401,909,950	357,218,526
Deposits
Non-interest bearing	186,639,878	170,138,329	67,494,744	40,883,419
Interest bearing	532,956,475	520,629,456	273,032,442	245,464,373
Total deposits	719,596,353	690,767,785	340,527,186	286,347,792
Short term borrowings	41,955,385	38,672,657	5,669,332	16,149,939
Long term borrowings	6,239,129	6,284,479	16,371,947	16,454,067
Accrued interest payable	359,367	397,211	434,656	517,889
Income taxes payable	328,633	475,687		175,543
Accrued pension	4,480,261	4,342,664
Other liabilities	1,525,133	1,605,180	1,248,079	941,165
Total liabilities	774,484,261	742,545,663	364,251,200	320,586,395
Stockholders' equity
Common stock, par value $0.01 per share; authorized 15,000,000 shares; issued and outstanding 6,828,452 in 2012 and 6,817,694 in 2011	68,285	68,177	38,917	38,624
Additional paid-in capital	53,574,827	53,489,075	29,206,617	29,034,954
Retained earnings	15,332,768	12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income	2,284,600	2,388,972	272,956	368,880
Total Old Line Bancshares, Inc. stockholders' equity	71,260,480	68,039,966	37,053,758	35,940,904
Non-controlling interest	419,658	456,672	604,992	691,227
Total stockholders' equity	71,680,138	68,496,638	37,658,750	36,632,131
Total liabilities and stockholders' equity	$ 846,164,399	$ 811,042,301	$ 401,909,950	$ 357,218,526

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000	15,000,000	15,000,000
Common stock, shares issued	6,828,452	6,817,694	3,891,705	3,862,364
Common stock, shares outstanding	6,828,452	6,817,694	3,891,705	3,862,364

Consolidated Statements Of Income (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest revenue
Loans, including fees	$ 8,632,296	$ 7,741,299	$ 16,585,131	$ 11,937,165	$ 28,432,701	$ 16,599,612	$ 15,304,608
U.S. Treasury securities	2,381	2,407	4,778	2,407	7,251		7,230
U.S. government agency securities	91,163	93,511	192,597	119,628	332,248	163,787	296,560
Mortgage backed securities	592,725	762,080	1,258,741	1,141,498	2,635,172	1,399,979	1,059,386
Municipal securities	397,103	223,107	729,827	242,811	745,369	79,758	84,797
Federal funds sold	1,891	2,334	2,962	4,165	6,087	7,255	1,148
Other	46,138	49,234	91,947	74,160	161,685	258,440	342,127
Total interest revenue	9,763,697	8,873,972	18,865,983	13,521,834	32,320,513	18,508,831	17,095,856
Interest expense
Deposits	1,087,200	1,191,712	2,214,698	2,067,688	4,389,694	3,920,338	4,553,099
Borrowed funds	213,111	211,086	425,487	395,709	829,477	1,022,425	1,026,755
Total interest expense	1,300,311	1,402,798	2,640,185	2,463,397	5,219,171	4,942,763	5,579,854
Net interest income	8,463,386	7,471,174	16,225,798	11,058,437	27,101,342	13,566,068	11,516,002
Provision for loan losses	375,000	50,000	750,000	200,000	1,800,000	1,082,000	900,000
Net interest income after provision for loan losses	8,088,386	7,421,174	15,475,798	10,858,437	25,301,342	12,484,068	10,616,002
Non-interest revenue
Service charges on deposit accounts	328,142	396,785	647,469	479,235	1,208,466	306,548	307,012
Gains on sales or calls of investment securities	282,858	2,489	560,028	40,559	140,149		158,551
Other than temporary impairment on equity securities		(122,500)		(122,500)	(123,039)
Earnings on bank owned life insurance	138,496	122,350	275,201	201,388	701,509	336,834	376,165
Gain on sales of other real estate owned	191,201		159,213		248,005	192,724
Other fees and commissions	215,089	118,207	392,688	243,529	566,187	515,896	978,039
Total non-interest revenue	1,155,786	517,331	2,034,599	842,211	2,741,277	1,352,002	1,819,767
Non-interest expense
Salaries					7,755,401	4,681,679	4,037,027
Salaries and benefits	3,024,815	2,973,734	5,833,809	4,474,445
Employee benefits					2,269,190	1,284,993	1,012,014
Occupancy					2,521,960	1,296,088	1,085,768
Occupancy and equipment	914,576	857,381	1,822,447	1,317,295
Equipment					609,597	416,094	354,531
Data processing	192,232	233,332	416,967	363,082	816,815	452,675	340,870
FDIC insurance and State of Maryland assessments	148,921	167,312	278,645	318,816	613,881	527,807	561,850
Merger and integration	29,166	377,214	58,333	467,274	574,321	574,369
Core deposit premium	177,582	194,675	372,257	194,675	584,024
Other operating	1,761,876	1,361,794	3,152,883	1,957,029	5,139,154	2,175,800	1,864,821
Total non-interest expense	6,249,168	6,165,442	11,935,341	9,092,616	20,884,343	11,409,505	9,256,881
Income before income taxes	2,995,004	1,773,063	5,575,056	2,608,032	7,158,276	2,426,565	3,178,888
Income taxes	982,759	656,357	1,826,764	991,600	1,926,624	996,750	1,055,522
Net income	2,012,245	1,116,706	3,748,292	1,616,432	5,231,652	1,429,815	2,123,366
Less: Net loss attributable to the non-controlling interest	(17,067)	(66,239)	(37,014)	(89,195)	(148,319)	(72,849)	87,216
Net income attributable to Old Line Bancshares, Inc.					5,379,971	1,502,664	2,036,150
Preferred Stock Dividends and Other Adjustments							485,993
Net income available to common stockholders	$ 2,029,312	$ 1,182,945	$ 3,785,306	$ 1,705,627	$ 5,379,971	$ 1,502,664	$ 1,550,157
Basic earnings per common share	$ 0.3	$ 0.17	$ 0.55	$ 0.3	$ 0.86	$ 0.39	$ 0.4
Diluted earnings per common share	$ 0.29	$ 0.17	$ 0.55	$ 0.3	$ 0.86	$ 0.38	$ 0.4
Dividend per common share	$ 0.04	$ 0.03	$ 0.08	$ 0.06	$ 0.13	$ 0.12	$ 0.12

Consolidated Statements Of Comprehensive Income (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income available to common stockholders	$ 3,785,306	$ 1,705,627	$ 5,379,971	$ 1,502,664	$ 1,550,157
Gross unrealized gain (loss)	(172,360)	1,007,601	3,531,262	(158,407)	(39,189)
Income tax (benefit)	(67,988)	342,584	1,392,906	(62,483)	(15,458)
Net unrealized gain (loss) on securities available for sale	(104,372)	665,017	2,138,356	(95,924)	(23,731)
Net gain (loss) on pension plan assets			(22,340)
Comprehensive net income available to common stockholders	$ 3,680,934	$ 2,370,644	$ 7,495,987	$ 1,406,740	$ 1,526,426
Comprehensive earnings per share	$ 0.54	$ 0.42	$ 1.2	$ 0.36	$ 0.4
Diluted earnings per share	$ 0.54	$ 0.42	$ 1.2	$ 0.36	$ 0.39

Consolidated Statements Of Changes In Stockholders' Equity (USD $)	Preferred Stock & Warrants [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 7,005,025	$ 38,624	$ 28,838,810	$ 5,411,772	$ 392,611	$ 604,011
Balance, shares at Dec. 31, 2008		3,862,364
Net income attributable to Old Line Bancshares, Inc.				2,036,150			2,036,150
Unrealized gains (losses) on securities available for sale, net of income tax benefit of $67,988					(23,731)		(23,731)
Net income attributable to non-controlling interest						87,216	(87,216)
Stock based compensation awards			119,711
Common stock cash dividend $0.08 per share				(463,483)
Repayment of preferred stock and warrant	(7,301,433)		76,433
Preferred stock dividend and accretion	296,408			(485,993)
Balance at Dec. 31, 2009		38,624	29,034,954	6,498,446	368,880	691,227	36,632,131
Balance, shares at Dec. 31, 2009		3,862,364
Net income attributable to Old Line Bancshares, Inc.				1,502,664			1,502,664
Unrealized gains (losses) on securities available for sale, net of income tax benefit of $67,988					(95,924)		(95,924)
Net income attributable to non-controlling interest						(72,849)	72,849
Distributions to minority members						(13,386)	13,386
Stock based compensation awards			118,127
Restricted stock issued		176	(176)
Restricted stock issued, shares		17,641
Common stock cash dividend $0.08 per share				(465,842)
Stock options exercised including tax benefit		117	53,712
Stock options exercised including tax benefit, shares		11,700
Balance at Dec. 31, 2010		38,917	29,206,617	7,535,268	272,956	604,992	37,658,750
Balance, shares at Dec. 31, 2010		3,891,705
Net income attributable to Old Line Bancshares, Inc.							5,379,971
Acquisition Maryland Bankcorp Inc		21,322	17,784,103
Acquisition Maryland Bankcorp, shares		2,132,231
Unrealized gains (losses) on securities available for sale, net of income tax benefit of $67,988					2,138,356		2,138,356
Net loss, defined benefit pension plan					(22,340)
Net income attributable to non-controlling interest				5,379,971		(148,320)	148,319
Stock based compensation awards			132,661
Private placement common stock		7,769	6,325,075
Private placement common stock, shares		776,872
Restricted stock issued		88	(88)
Restricted stock issued, shares		8,786
Common stock cash dividend $0.08 per share				(821,497)
Stock options exercised including tax benefit		81	40,707
Stock options exercised including tax benefit, shares		8,100
Balance at Dec. 31, 2011		68,177	53,489,075	12,093,742	2,388,972	456,672	68,496,638
Balance, shares at Dec. 31, 2011		6,817,694
Net income attributable to Old Line Bancshares, Inc.				3,785,306
Unrealized gains (losses) on securities available for sale, net of income tax benefit of $67,988					(104,372)		(104,372)
Net income attributable to non-controlling interest						(37,014)	37,014
Stock based compensation awards			85,860
Restricted stock issued		108	(108)
Restricted stock issued, shares		10,758
Common stock cash dividend $0.08 per share				(546,280)
Balance at Jun. 30, 2012		$ 68,285	$ 53,574,827	$ 15,332,768	$ 2,284,600	$ 419,658	$ 71,680,138
Balance, shares at Jun. 30, 2012		6,828,452

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Unrealized gain on securities available for sale, income tax benefit	$ 67,988	$ 1,392,906	$ 62,443	$ 15,458
Common stock cash dividend, per share	$ 0.08	$ 0.13	$ 0.12	$ 0.12
Stock options exercised, tax benefit		$ 5,238	$ 13,630

Consolidated Statements Of Cash Flows (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Interest received		$ 19,180,324	$ 13,756,800	$ 32,808,300	$ 18,626,720	$ 17,125,737
Fees and commissions received		1,086,999	594,677	2,144,083	878,982	1,339,179
Interest paid		(2,678,029)	(2,567,541)	(5,317,398)	(5,025,996)	(5,687,411)
Cash paid to suppliers and employees		(10,529,499)	(6,495,772)	(17,822,081)	(9,805,184)	(12,328,485)
Income taxes paid		(2,017,917)	(84,234)	(227,269)	(1,386,310)	(1,073,097)
Net cash provided by (used in) operating activities		5,041,878	5,203,930	11,585,635	3,288,212	(624,077)
Cash flows from investing activities
Cash and cash equivalents of acquired bank			41,967,182	41,967,182
Net change in time deposits in other banks			297,000	297,000	14,734,102	(1,764,102)
Purchase of investment securities available for sale		(52,521,980)	(34,856,352)	(75,476,075)	(16,277,804)	(12,868,441)
Payments to Acquire Investments [Abstract]
Held to maturity					(20,316,548)
Purchase of investment securities available for sale		(52,521,980)	(34,856,352)	(75,476,075)	(16,277,804)	(12,868,441)
Proceeds from disposal of investment securities
Held to maturity at maturity or call					4,561,229	2,203,921
Held to maturity sold	488,457		488,457	514,079
Gain on sale of held to maturity			25,622
Available for sale at maturity or call		28,093,412	595,000	32,115,702	10,575,564	10,197,347
Available for sale sold		17,022,301	17,296,682	10,133,054		4,243,654
Gain on sale of available for sale		560,028	14,937
Loans made, net of principal collected		(34,708,551)	(10,923,129)	(50,566,900)	(37,039,236)	(34,755,829)
Proceeds from sale of other real estate owned		599,539		434,141	415,893
Improvements to other real estate owned		(15,525)		(88,965)
Redemption (Purchase) of equity securities		66,551	612,903	314,931	394,900	(831,100)
Purchase of premises, equipment and software		(1,129,715)	(1,330,463)	(2,994,210)	(349,195)	(5,642,201)
Net cash provided by (used in) investing activities		(42,033,940)	14,187,839	(43,350,061)	(43,301,095)	(39,216,751)
Cash flows from financing activities
Time deposits		(7,360,669)	(37,252,463)	(5,627,926)	(1,930,127)	40,266,481
Other deposits		36,189,237	47,514,823	58,362,525	56,109,521	14,650,671
Short term borrowings		3,282,728	(217,321)	13,609,325	(10,480,607)	(1,623,995)
Long term borrowings		(45,350)	(43,610)	(10,087,468)	(82,120)	(5,077,066)
Acquisition cash consideration			(1,000,839)	(1,022,413)
Proceeds from stock options exercised, including tax benefit				40,788	53,829
Private placement - common stock			6,332,844	6,332,844
Repurchase of preferred stock & warrants						(7,225,000)
Cash dividends paid-preferred stock						(213,888)
Cash dividends paid-common stock		(546,280)	(344,610)	(821,497)	(465,842)	(463,483)
Distributions to minority members					(13,386)
Net cash provided by (used in) financing activities		31,519,666	14,988,824	60,786,178	43,191,268	40,313,720
Net increase (decrease) in cash and cash equivalents		(5,472,396)	34,380,593	29,021,752	3,178,385	472,892
Cash and cash equivalents at beginning of year		43,636,724	14,614,972	14,614,972	11,436,587	10,963,695
Cash and cash equivalents at end of year	48,995,565	38,164,328	48,995,565	43,636,724	14,614,972	11,436,587
Reconciliation of net income to net cash provided (used) by operating activities
Net income	1,116,706	3,748,292	1,616,432	5,231,652	1,429,815	2,123,366
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization		590,734	477,210	1,098,268	807,733	699,345
Provision for loan losses	50,000	750,000	200,000	1,800,000	1,082,000	900,000
Change in deferred loan fees net of costs		(81,836)	(174,375)
Gains on sales or calls of securities		(560,028)	(40,559)	(140,149)		(158,551)
Amortization of premiums and discounts		539,758	305,879	820,085	332,343	92,791
Other than temporary impairment on equity securities	122,500		122,500	123,039
Other than temporary impairment			122,500
Gain on sales of other real estate owned		(159,213)		(248,005)	(192,724)
Write down on other real estate owned		281,000
Gain on sale of fixed assets		(9,365)	14,155	5,214		4,803
Amortization of intangible	194,675	372,257	194,675	584,024
Deferred income taxes		(44,099)	258,242	(196,884)	(24,494)	(228,766)
Stock based compensation awards		85,860	74,816	132,661	118,127	119,711
Increase (decrease) in
Accrued interest payable		(37,844)	(104,144)	(98,227)	(83,233)	(107,557)
Income taxes payable		(147,054)		475,687	(175,543)	175,543
Deferred loan fees net of costs				(265,714)	(16,733)	(99,222)
Other liabilities		(80,047)	(920,163)	(1,263,811)	306,914	(3,047,499)
Decrease (increase) in
Accrued interest receivable		(143,581)	103,462	(66,584)	(197,721)	36,311
Bank owned life insurance		(228,359)	(169,587)	(209,040)	(280,296)	(326,840)
Prepaid income taxes			649,124	1,420,552	(189,523)	35,649
Prepaid pension		137,597	523,856	339,226
Other assets		27,806	2,072,407	2,043,641	371,547	(843,161)
Net cash provided by (used in) operating activities		5,041,878	5,203,930	11,585,635	3,288,212	(624,077)
Supplemental Disclosure:
Loans transferred to other real estate owned		191,921	140,000	1,114,290	1,376,208
Fair value of assets and liabilities from acquisition:
Cash	48,995,565	38,164,328	48,995,565	43,636,724	14,614,972	11,436,587
Loans		573,146,131		539,297,666	299,606,430	265,008,669
Premises and equipment		23,763,775		23,215,429	16,867,561	17,326,099
Accrued interest		2,592,123		2,448,542	1,252,970	1,055,249
Deferred tax		7,346,728		7,244,029	265,551	178,574
Bank owned life insurance		16,644,925		16,416,566	8,703,175	8,422,879
Prepaid pension costs		1,030,551		1,030,551
Other assets		2,936,820		2,964,626	1,610,715	1,982,262
Deposits		(719,596,353)		(690,767,785)	(340,527,186)	(286,347,792)
Short term borrowings		(41,955,385)		(38,672,657)	(5,669,332)	(16,149,939)
Accrued interest payable		(359,367)		(397,211)	(434,656)	(517,889)
Other liabilities		(1,525,133)		(1,605,180)	(1,248,079)	(941,165)
Acquisition Of MB&T [Member]
Cash flows from financing activities
Cash and cash equivalents at end of year	41,967,182		41,967,182	41,967,182
Fair value of assets and liabilities from acquisition:
Cash	41,967,182		41,967,182	41,967,182
Investments	71,434,005		71,434,005	71,434,005
Loans	190,826,040		190,826,040	190,826,040
Restricted stock	1,575,184		1,575,184	1,575,184
Premises and equipment	4,457,086		4,457,086	4,457,086
Accrued interest	1,128,988		1,128,988	1,128,988
Prepaid assets	1,231,029		1,231,029	1,231,029
Deferred tax	7,865,514		7,865,514	8,174,501
Bank owned life insurance	7,504,351		7,504,351	7,504,351
Prepaid pension costs	1,315,642		1,315,642	1,244,803
Other real estate owned	1,834,451		1,834,451	1,834,451
Core deposit intangible	5,002,917		5,002,917	5,002,917
Other assets	3,397,552		3,397,552	3,397,552
Deposits	(297,506,000)		(297,506,000)	(297,506,000)
Short term borrowings	(19,394,000)		(19,394,000)	(19,394,000)
Accrued interest payable	(60,782)		(60,782)	(60,782)
Accrued pension acquired	(3,330,390)		(3,330,390)	(3,330,390)
Other liabilities	(1,538,745)		(1,538,745)	(2,293,960)
Purchase price in excess of net assets acquired	116,723		116,723	633,790
Total				$ 17,826,747

Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization and Description of Business-Old Line Bancshares, Inc. (Old Line Bancshares) was incorporated under the laws of the State of Maryland on April 11, 2003 to serve as the holding company of Old Line Bank (Bank).  The primary business of Old Line Bancshares is to own all of the capital stock of Old Line Bank.  We provide a full range of banking services to customers located in Anne Arundel, Calvert, Charles, Prince George’s, and St. Mary’s counties in Maryland and surrounding areas.

Basis of Presentation and Consolidation-The accompanying consolidated financial statements include the activity of Old Line Bancshares and its wholly owned subsidiary, Old Line Bank, and its majority owned subsidiary Pointer Ridge Office Investments, LLC (Pointer Ridge), a real estate investment company.  We have eliminated all significant intercompany transactions and balances.

We report the non-controlling interests in Pointer Ridge separately in the consolidated balance sheet.  We report the income of Pointer Ridge attributable to Old Line Bancshares on the consolidated statement of income.

The foregoing consolidated financial statements for the periods ended June 30, 2011 and 2012 are unaudited; however, in the opinion of management we have included all adjustments (comprising only normal recurring accruals) necessary for a fair presentation of the results of the interim period.  We derived the balances as of December 31, 2011 from audited financial statements.  These statements should be read in conjunction with Old Line Bancshares’ financial statements and accompanying notes included in Old Line Bancshares’ Form 10-K for the year ended December 31, 2011.  We have made no significant changes to Old Line Bancshares’ accounting policies as disclosed in the Form 10-K.

The accounting and reporting policies of Old Line Bancshares conform to accounting principles generally accepted in the United States of America.

Acquisition of Maryland Bankcorp, Inc.

On April 1, 2011, Old Line Bancshares acquired Maryland Bankcorp, Inc. (Maryland Bankcorp) the parent company of Maryland Bank & Trust Company, N.A. (MB&T). We converted each share of common stock of Maryland Bankcorp into the right to receive, at the holder’s election, $29.11 in cash or 3.4826 shares of Old Line Bancshares’ common stock. We paid cash for any fractional shares of Old Line Bancshares’ common stock and an aggregate cash consideration of $1.0 million.  The total merger consideration was $18.8 million.

In connection with the acquisition, MB&T was merged with and into Old Line Bank, with Old Line Bank the surviving bank.

In accordance with accounting for business combinations, we included the credit losses evident in the loans in the determination of the fair value of loans at the date of acquisition and eliminated the allowance for loan losses maintained by MB&T at acquisition date.

Core Deposit Intangible

Of the total estimated purchase price, we have allocated an estimate of $12.2 million to net tangible assets acquired and we have allocated $5.0 million to the core deposit intangible which is a definite lived intangible asset. We will amortize the core deposit intangible on an accelerated basis over its estimated useful life of 18 years.  During the three months ended June 30, 2012 and 2011, the core deposit intangible amortization was $177,582 and $194,675, respectively. During the six months ended June 30, 2012 and 2011, the core deposit intangible amortization was $372,257 and $194,675, respectively.

Goodwill

During the second quarter of 2011, we recorded goodwill of $116,723 associated with the acquisition of Maryland Bankcorp.  This amount represented the difference between the estimated fair value of tangible and intangible assets acquired and liabilities assumed at acquisition date.  During the third quarter of 2011, the goodwill increased $25,000 as a result of additional liabilities that we identified during the period.  During the fourth quarter of 2011, we received a valuation of the pension plan asset at acquisition date and at December 31, 2011.  As a result of this valuation, in the fourth quarter of 2011, we recorded a $492,067 increase to goodwill to reflect the costs incurred by the pension plan as of the acquisition date.

Reclassifications-We have made certain reclassifications to the 2011 financial presentation to conform to the 2012 presentation.

            Subsequent Events-We evaluated subsequent events after June 30, 2012, through July 30, 2012, the date                     this report was available to be issued.  No significant subsequent events were identified which would affect             the presentation of the financial statements.

1.	Summary of Significant Accounting Policies

Organization and Description of Business-Old Line Bancshares, Inc. (Bancshares) is the holding company for Old Line Bank (Bank).  We provide a full range of banking services to customers located in Anne Arundel, Calvert, Charles, Prince George’s and St. Mary’s counties in Maryland and surrounding areas.

Basis of Presentation and Consolidation-The accompanying consolidated financial statements include the activity of Bancshares, its wholly owned subsidiary, Old Line Bank, and its majority owned membership interest in Pointer Ridge. We have eliminated all significant intercompany transactions and balances.

We report the non-controlling interests in Pointer Ridge separately in the consolidated balance sheets.  We report the income of Pointer Ridge attributable to Bancshares from the date of our acquisition of majority interest on the consolidated statements of income.

Use of estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  These estimates and assumptions may affect the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.  A material estimate that is particularly susceptible to significant change in the near term relates to the determination of the allowance for loan losses.

Cash and cash equivalents-For purposes of the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold.  Generally, we purchase and sell federal funds for one day periods.

Time deposits in other banks-We record time deposits in other banks at cost.  All time deposits in other banks mature within one year.

Investment securities-As we purchase securities, management determines if we should classify the securities as held to maturity, available for sale or trading.  We record the securities which management has the intent and ability to hold to maturity at amortized cost which is cost adjusted for amortization of premiums and accretion of discounts to maturity.  We classify securities which we may sell before maturity as available for sale and carry these securities at fair value with unrealized gains and losses included in stockholders' equity on an after tax basis.  Management has not identified any investment securities as trading.

We record gains and losses on the sale of securities on the trade date and determine these gains or losses using the specific identification method.  We amortize premiums and accrete discounts using the interest method.

Stock based compensation awards-We account for individual stock options under the fair value method of accounting using a Black-Scholes valuation model to measure stock based compensation expense at the date of grant.  For the years ended December 31, 2011, 2010 and 2009, we recorded stock based compensation expense of $132,661, $118,127 and $119,711, respectively.

1.Summary of Significant Accounting Policies (Continued)

We may only recognize tax benefits for options that ordinarily will result in a tax deduction when the grant is exercised (non-qualified options).  For the years ended December 31, 2010 and 2009 we recognized a tax benefit associated with the portion of the expense that was related to the issuance of non-qualified options of $10,124 and $8,298, respectively.  There were no non-qualified options included in the expense calculation for the year ended December 31, 2011.

Premises and equipment-We record premises and equipment at cost less accumulated depreciation.  Generally we compute depreciation using the straight line method over the estimated useful life of the assets.

Other real estate owned-We record real estate acquired through foreclosure at the lower of cost or fair market value on the date acquired.  We charge losses incurred at the time of acquisition of the property to the allowance for loan losses.  We include subsequent reductions in the estimated value of the property in non-interest expense.

Advertising-We expense advertising costs over the life of ad campaigns.  We expense general purpose advertising as we incur it.

Loans and allowance for loan losses-We report loans at face value plus deferred origination costs, less deferred origination fees and the allowance for loan losses.  We accrue interest on loans based on the principal amounts outstanding.  We amortize origination fees and costs to income over the terms of the loans using an approximate interest method.

We discontinue the accrual of interest when any portion of the principal or interest is ninety days past due and collateral is insufficient to discharge the debt in full.  Based on current information, we consider loans impaired when management determines that it is unlikely that the borrower will make principal and interest payments according to contractual terms.   Generally, we do not review loans for impairment until we have discontinued the accrual of interest.  We consider several factors in determining impairment including payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Generally, we do not classify loans that experience insignificant payment delays and payment shortfalls as impaired.  Management determines the significance of payment delays and payment shortfalls on a case by case basis.  We consider all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.  We measure impairment on a loan by loan basis for commercial and real estate loans by determining either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.  If it is doubtful that we will collect principal, we apply all payments to principal.

We collectively evaluate large groups of smaller balance homogeneous loans for impairment. Accordingly, we do not separately identify individual consumer and residential loans for impairment unless such loans are the subject of a restructuring agreement or the borrower has filed bankruptcy.

The allowance for loan losses represents an amount which, in management's judgment, will be adequate to absorb probable losses on existing loans and other extensions of credit that may become uncollectible.  Management bases its judgment in determining the adequacy of the allowance on evaluations of the collectibility of loans.  Management takes into consideration such factors as changes in the nature and volume of the loan portfolio, current economic conditions that may affect the borrowers' ability to pay, overall portfolio quality, and review of specific problem areas.  If the current economy or real estate market continues to suffer a severe downturn, we may need to increase the estimate for uncollectible accounts.  We charge off loans which we deem uncollectible and deduct them from the allowance.  We add recoveries on loans previously charged off to the allowance.

1.Summary of Significant Accounting Policies (Continued)

Income taxes-The provision for income taxes includes taxes payable for the current year and deferred income taxes. We determine deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which we expect the differences to reverse.  If needed, we use a valuation allowance to reduce the deferred tax assets to the amount we expect to realize.  We allocate tax expense and tax benefits to Bancshares and its subsidiaries based on their proportional share of taxable income.

Earnings per share-We determine basic earnings per common share by dividing net income available to common stockholders by the weighted average number of shares of common stock outstanding giving retroactive effect to stock dividends.

We calculate diluted earnings per common share by including the average dilutive common stock equivalents outstanding during the period.  Dilutive common equivalent shares consist of stock options and warrants, calculated using the treasury stock method.

December 31,	2011	2010	2009

Weighted average number of shares	6,223,057	3,880,060	3,862,364
Dilutive average number of shares	30,841	23,517	7,102

Comprehensive income-Comprehensive income includes net income attributable to Bancshares and the unrealized gain (loss) on investment securities available for sale net of related income taxes and unrealized gain (loss) on the pension plan.

Reclassifications-We have made certain reclassifications to the 2010 and 2009 financial presentation to conform to the 2011 presentation.

Subsequent Events-We evaluated subsequent events after December 31, 2011 through March 23, 2012, the date this report was available to be issued.  As outlined in Note 6. Loans, in February 2012, we sold at foreclosure the property that secured the promissory note on a non-accrual loan in the amount of $1,169,337.  We anticipate ratification of the foreclosure will occur during the second quarter of 2012 and that we will receive approximately $966,000 from the sales proceeds and charge approximately $203,000 to the allowance for loan losses.

Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

2.            INVESTMENT SECURITIES

As Old Line Bank purchases securities, management determines if we should classify the securities as held to maturity, available for sale or trading.  We record the securities which management has the intent and ability to hold to maturity at amortized cost which is cost adjusted for amortization of premiums and accretion of discounts to maturity.  We classify securities which we may sell before maturity as available for sale and carry these securities at fair value with unrealized gains and losses included in stockholders' equity on an after tax basis.  Management has not identified any investment securities as trading.   During the 2nd quarter of 2011, Old Line Bank sold $488,457 in investments that we previously classified as held to maturity.  As required, all securities held at that time and previously classified as held to maturity were reclassified as available for sale.

We record gains and losses on the sale of securities on the trade date and determine these gains or losses using the specific identification method.  We amortize premiums and accrete discounts using the interest method.  Presented below is a summary of the amortized cost and estimated fair value of securities.

June 30, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale
U. S. treasury	$1,248,789	$4,961	$-	$1,253,750
U.S. government agency	25,188,480	77,681	(6,202)	25,259,959
Municipal securities	51,203,507	1,737,763	(293,127)	52,648,143
Mortgage backed	87,028,548	2,397,596	(85,213)	89,340,931
	$164,669,324	$4,218,001	$(384,542)	$168,502,783

December 31, 2011
Available for sale
U. S. treasury	$1,247,889	$8,361	$-	$1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$157,802,815	$4,074,690	$(92,670)	$161,784,835

As of June 30, 2012, securities with unrealized losses segregated by length of impairment were as follows:

June 30, 2012	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. treasury	$-	$-
U.S. government agency	2,992,350	6,202
Municipal securities	11,511,334	293,126
Mortgage backed	18,003,817	80,094
Total unrealized losses less than 12 months	32,507,501	379,422

Unrealized losses greater than 12 months
U.S. treasury	-	-
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	1,330,430	5,120
Total unrealized losses greater than 12 months	1,330,430	5,120

Total unrealized losses
U.S. treasury	-	-
U.S. government agency	2,992,350	6,202
Municipal securities	11,511,334	293,126
Mortgage backed	19,334,247	85,214
Total unrealized losses	$33,837,931	$384,542

We consider all unrealized losses on securities as of June 30, 2012 to be temporary losses because we will redeem each security at face value at or prior to maturity.  We have the ability and intent to hold these securities until recovery or maturity.  As of June 30, 2012, we do not have the intent to sell any of the securities classified as available for sale and believe that it is more likely than not that we will not have to sell any such securities before a recovery of cost.  In most cases, market interest rate fluctuations cause a temporary impairment in value.  We expect the fair value to recover as the investments approach their maturity date or repricing date or if market yields for these investments decline.  We do not believe that credit quality caused the impairment in any of these securities.  Because we believe these impairments are temporary, we have not realized any loss in our consolidated statement of income.

In the three month periods ended June 30, 2012 and 2011, we recorded gross realized gains of $282,858 and $2,489, respectively, from the sale or call of investment securities.  During the six month periods ended June 30, 2012 and 2011, we received $45,675,741 and $18,420,698, respectively, in proceeds from sales or calls of investment securities resulting in realized gains of $560,028 and $40,559, respectively, from the sale or call of securities.

Contractual maturities and pledged securities at June 30, 2012 are shown below.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.  We classify mortgage backed securities based on maturity date.  However, we receive payments on a monthly basis.

Available for Sale

June 30, 2012	Amortized cost	Fair value

Maturing
Within one year	$2,411,463	$2,422,593
Over one to five years	15,028,622	15,140,922
Over five to ten years	29,287,068	30,070,174
Over ten years	117,942,173	120,869,095
	$164,669,324	$168,502,783
Pledged securities	$35,825,910	$36,612,217

4.Investment Securities

            Investment securities are summarized as follows:

	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	cost	gains	losses	value

Available for sale
U.S. treasury	$ 1,247,889	$ 8,361	$ -	$ 1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$ 157,802,815	$ 4,074,690	$ (92,670)	$ 161,784,835
December 31, 2010

Available for sale
U. S. government agency	$ 3,716,858	$ 90,881	$ (3,942)	$ 3,803,797
Municipal securities	1,302,630	24,746	(169)	1,327,207
Mortgage backed	27,579,549	519,919	(180,677)	27,918,791
	$ 32,599,037	$ 635,546	$ (184,788)	$ 33,049,795
Held to maturity
Municipal securities	$ 983,783	$ 11,569	$ (39,568)	$ 955,784
Mortgage backed	20,752,686	290,747	(33,636)	21,009,797
	$ 21,736,469	$ 302,316	$ (73,204)	$ 21,965,581
December 31, 2009

Available for sale
U. S. government agency	$ 7,133,657	$ 171,946	$ (14,928)	$ 7,290,675
Municipal securities	2,253,107	36,759	(14,294)	2,275,572
Mortgage backed	18,017,019	429,682	-	18,446,701
	$ 27,403,783	$ 638,387	$ (29,222)	$ 28,012,948
Held to maturity
Municipal securities	300,779	2,714	-	303,493
Mortgage backed	5,505,728	267,544	-	5,773,272
	$ 5,806,507	$ 270,258	$ -	$ 6,076,765

4.            Investment Securities (Continued)

The table below summarizes investment securities with unrealized losses and the length of time the securities have been in an unrealized loss position as of December 31, 2011:

December 31, 2011	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. government agency	$ 7,929,685	$ 19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses less than 12 months	15,224,715	92,670
Unrealized losses greater than 12 months
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	-	-

Total unrealized losses greater than 12 months	-	-

Total unrealized losses
U.S. government agency	7,929,685	19,537
Municipal securities	492,085	7,915
Mortgage backed	6,802,945	65,218

Total unrealized losses	$ 15,224,715	$ 92,670

We consider all unrealized losses on securities as of December 31, 2011 to be temporary losses because we will redeem each security at face value at or prior to maturity.  We have the ability and intent to hold these securities until recovery or maturity.  As of December 31, 2011, we do not have the intent to sell any of the securities classified as available for sale and believe that it is more likely than not that we will not have to sell any such securities before a recovery of cost.  In most cases, market interest rate fluctuations cause a temporary impairment in value.  We expect the fair value to recover as the investments approach their maturity date or repricing date or if market yields for these investments decline.  We do not believe that credit quality caused the impairment in any of these securities.  Because we believe these impairments are temporary, we have not realized any loss in our consolidated statement of income.

During the year ended December 31, 2011, we received $17,716,257 in proceeds from sales or calls of investment securities resulting in gross realized gains of $140,149.  We did not sell any investment securities during the year ended December 31, 2010. During 2009, we received $4,243,654 in proceeds from the sale of investment securities and recorded gross realized gains of $158,551 from the sale of available for sale securities.

As a result of the acquisition of Maryland Bankcorp, we determined that it was appropriate to evaluate the investment portfolio to ensure that the acquired securities met our criteria and provided adequate liquidity.  This analysis indicated that it was prudent to reposition the portfolio and as a result we elected to sell a held to maturity security during the second quarter of 2011.  We received total proceeds of $514,079 from this sale.  At the time of sale, the book value of this security was $488,457 and we recorded a gain of $25,622.  As required by accounting guidance, we subsequently reclassified all securities classified as held to maturity to available for sale.

4.Investment Securities (Continued)

At the time of the transfer to available for sale, the book value of the held to maturity securities was $19,962,205 and the market value was $20,779,758.  Accordingly, we recorded an increase to accumulated other comprehensive of $417,553.

Contractual maturities and pledged securities at December 31, 2011, 2010 and 2009, are shown below.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.  We classify mortgage backed securities based on maturity date.  However, the Bank receives payments on a monthly basis.  We have pledged securities to customers who have funds invested in overnight repurchase agreements and deposits.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
December 31, 2011	cost	value	cost	value

Maturing
Within one year	$ 1,259,229	$ 1,280,872	$ -	$ -
Over one to five years	19,052,724	19,138,115	-	-
Over five to ten years	28,684,389	29,502,002	-	-
Over ten years	108,806,473	111,863,846	-	-
	$ 157,802,815	$ 161,784,835	$ -	$ -

Pledged securities	$ 34,530,023	$ 35,550,747	$ -	$ -

December 31, 2010

Maturing
Within one year	$ 1,009,341	$ 1,041,750	$ -	$ -
Over one to five years	1,992,780	2,078,874	302,084	305,385
Over five to ten years	12,034,769	12,202,523	6,784,476	7,005,706
Over ten years	17,562,147	17,726,648	14,649,909	14,654,490
	$ 32,599,037	$ 33,049,795	$ 21,736,469	$ 21,965,581

Pledged securities	$ -	$ -	$ -	$ -

December 31, 2009

Maturing
Within one year	$ 1,644,598	$ 1,663,512	$ -	$ -
Over one to five years	4,440,360	4,621,900	99,927	100,210
Over five to ten years	8,567,790	8,760,477	2,279,892	2,373,515
Over ten years	12,751,035	12,967,059	3,426,688	3,603,040
	$ 27,403,783	$ 28,012,948	$ 5,806,507	$ 6,076,765

Pledged securities	$ -	$ -	$ -	$ -

Pointer Ridge Office Investment, LLC	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Pointer Ridge Office Investment, LLC [Abstract]
Pointer Ridge Office Investment, LLC

3.            POINTER RIDGE OFFICE INVESTMENT, LLC

On November 17, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge.  The effective date of the purchase was November 1, 2008.  As a result of this purchase, we own 62.5% of Pointer Ridge and we have consolidated its results of operations from the date of acquisition.

The following table summarizes the condensed Balance Sheets and Statements of Income information for Pointer Ridge.

Pointer Ridge Office Investment, LLC

Balance Sheets	June 30,	December 31,
	2012	2011

Current assets	$347,265	$429,611
Non-current assets	7,036,555	7,088,001
Liabilities	6,264,732	6,299,819
Equity	1,119,088	1,217,793

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Statements of Income
Revenue	$205,518	$183,390	$411,254	$389,122
Expenses	251,030	360,027	509,959	626,975
Net loss	$(45,512)	$(176,637)	$(98,705)	$(237,853)

4.            INCOME TAXES

8.Pointer Ridge Office Investment, LLC

On November 17, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge.  The effective date of the purchase was November 1, 2008.  As a result of this purchase, we now own 62.5% of Pointer Ridge and we have consolidated its results of operations from the date of the acquisition.  The following table summarizes the condensed Balance Sheets and Statements of Income information for Pointer Ridge.

Pointer Ridge Office Investment, LLC
December 31,	2011	2010	2009
Balance Sheets
Current assets	$ 429,611	$ 758,257	$ 891,233
Non-current assets	7,088,001	7,252,413	7,432,268
Liabilities	6,299,819	6,397,360	6,480,230
Equity	1,217,793	1,613,310	1,843,271

Statements of Income
Revenue	$ 765,044	$ 822,920	$ 1,239,137
Expenses	1,160,562	1,017,184	1,006,563
Net income (loss)	$ (395,518)	$ (194,264)	$ 232,574

We purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest at the book value which was equivalent to the fair value.  Accordingly, we did not record any goodwill with this purchase.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

4.       INCOME TAXES

The provision for income taxes includes taxes payable for the current year and deferred income taxes. We determine deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which we expect the differences to reverse.  We allocate tax expense and tax benefits to Old Line Bank and Old Line Bancshares based on their proportional share of taxable income.

14.Income Taxes

The components of income tax expense are as follows:

December 31,	2011	2010	2009

Current
Federal	$ 1,797,275	$ 824,005	$ 1,024,750
State	641,007	197,239	259,538
	2,438,282	1,021,244	1,284,288
Deferred	(511,658)	(24,494)	(228,766)
	$ 1,926,624	$ 996,750	$ 1,055,522

The components of deferred income taxes are as follows:

December 31,	2011	2010	2009

Provision for loan losses	$ (531,583)	$ 110,234	$ (171,316)
Non-accrual interest	(194,030)	(50,423)	6,110
Impairment losses and expenses on other real estate owned	190,619	(20,670)	-
Director stock options	(15,247)	(5,648)	(8,298)
Deferred compensation plans	4,450	(86,832)	(52,760)
Deferred loan origination costs, net	97,363	17,571	(114,426)
Depreciation	421,006	11,274	111,924
Mark-to-market tax accounting for acquired securities	(818,015)	-	-
Net operating loss carryover	255,117	-	-
Accretion of fair value adjustments for acquired assets and liabilities	869,554	-	-
Investment impairment loss	(48,320)	-	-
Non-compete and consulting agreements	54,237	-	-
Core deposit intangible amortization	(230,368)	-	-
Defined benefit plan	(65,041)	-	-
Other	(1,400)	-	-
Reduction of valuation allowance	(500,000)	-	-
	$ (511,658)	$ (24,494)	$ (228,766)

We initially recorded a valuation allowance of $1.2 million for the deferred tax asset with the acquisition of Maryland Bankcorp because of our uncertainty about our ability to utilize its net operating loss (NOL) carryover and built in losses, and because of uncertainty about the status of the tax return filings and related accounting for income taxes at the April 1, combination date.  We applied $154,000 of the allowance to tax liabilities associated with the defined benefit plan.  Based on our year end evaluation of the up to date tax returns, the related accounting for income taxes, and our ability to utilize the net operating losses (NOL) and built in losses acquired with Maryland Bankcorp, we further reduced the valuation allowance by $500,000 with a credit to income tax expense.

Maryland Bankcorp had NOL carryovers of $3.54 million at the time of our business combination.  We succeed to these carryovers and may take limited annual deductions allowed by the Internal Revenue Code.  We may deduct up to $645,278 for 2011 and $856,459 per year thereafter until we have fully used the NOL.  The amount we may deduct in any year will be reduced if we recognize a built in loss in such year or if our taxable income is lower than the statutory NOL deduction.  If the NOL is not used by the limited annual deductions, $2.336 million will expire in 2030 and $1.18 million will expire in 2031.

14.        Income Taxes (Continued)

          The components of net deferred tax assets and liabilities are as follows:

December 31,	2011	2010	2009

Deferred tax assets
Allowance for loan losses	$ 948,828	$ 823,454	$ 933,688
Non-accrual interest	664,164	78,120	27,697
Impairment losses and expenses on other real estate owned	1,916,766	20,670	-
Director stock options	45,811	26,087	20,439
Deferred compensation plans	1,632,293	265,484	178,652
Net operating loss carryover	1,142,158	-	-
Fair value adjustments for acquired assets and liabilities	6,107,727	-	-
Investment impairment loss	48,320	-	-
Non-compete agreements	103,543	-	-
	$ 12,609,610	1,213,815	1,160,476

Deferred tax liabilities
Deferred loan origination costs	407,813	310,450	292,879
Depreciation	1,346,627	460,012	448,738
Core deposit intangible	1,743,032	-	-
Defined benefit plan	406,501	-	-
Net unrealized gain on securities available for sale	915,669	177,802	240,285
	4,819,642	948,264	981,902
Net deferred tax asset before valuation allowance	7,789,968	265,551	178,574
Valuation allowance for deferred tax asset	545,939	-	-
Net deferred tax asset	$ 7,244,029	$ 265,551	$ 178,574

The following table reconciles the differences between the federal income tax rate of 34 percent and our effective tax rate:

December 31,	2011	2010	2009

Statutory federal income tax rate	34.0%	34.0%	34.0%
Increase (decrease) resulting from
State income taxes, net of federal income tax benefit	5.1	5.7	4.0
Bank owned life insurance	(2.9)	(3.9)	(3.5)
Other tax exempt income	(4.4)	(3.1)	(1.8)
Stock based compensation awards	0.4	1.3	1.1
Other non-deductible expenses	1.0	6.1	0.3
Reduction of valuation allowance for deferred tax asset	(7.0)
Net income attributable to the non-controlling interest	0.7	1.0	(0.9)
Effective tax rate	26.9%	41.1%	33.2%

Loans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Loans [Abstract]
Loans

5.LOANS

Major classifications of loans are as follows:

	June 30, 2012	December 31, 2011

Real estate
Commercial	$317,773,437	$273,101,082
Construction	51,887,623	51,662,538
Residential	95,136,947	96,723,708
Commercial	98,871,677	107,125,895
Consumer	12,752,382	13,674,025
	576,422,066	542,287,248
Allowance for loan losses	(4,109,461)	(3,741,271)
Deferred loan costs, net	833,526	751,689
	$573,146,131	$539,297,666

Credit policies and Administration

We have adopted a comprehensive lending policy, which includes stringent underwriting standards for all types of loans.  We have designed our underwriting standards to promote a complete banking relationship rather than a transactional relationship.  In an effort to manage risk, prior to funding, the loan committee consisting of the Executive Officers and seven members of the Board of Directors must approve by a majority vote all credit decisions in excess of a lending officer’s lending authority.  Management believes that it employs experienced lending officers, secures appropriate collateral and carefully monitors the financial condition of its borrowers and loan concentrations.

In addition to the internal business processes employed in the credit administration area, the Bank retains an outside independent firm to review the loan portfolio.  This firm performs a detailed annual review and an interim update.  We use the results of the firm’s report to validate our internal ratings and we review the commentary on specific loans and on our loan administration activities in order to improve our operations.

Commercial real estate lending entails significant risks.  Risks inherent in managing our commercial real estate portfolio relate to sudden or gradual drops in property values as well as changes in the economic climate that may detrimentally impact the borrower’s ability to repay.  We attempt to mitigate these risks by carefully underwriting these loans.  We also generally require the personal or corporate guarantee(s) of the owners and/or occupant(s) of the property.  For loans of this type in excess of $250,000, we monitor the financial condition and operating performance of the borrower through a review of annual tax returns and updated financial statements.  In addition, we meet with the borrower and/or perform site visits as required.  Many of the loans acquired do not comply with underwriting standards that we maintain.  Accordingly, during our due diligence process, we evaluated these loans using our underwriting standards and discounted the book value of these loans.  We subsequently incorporated this discounted book value into our initial purchase price.

Management tracks all loans secured by commercial real estate.  With the exception of loans to the hospitality industry, the properties secured by commercial real estate are diverse in terms of type.  This diversity helps to reduce our exposure to economic events that affect any single market or industry.  As a general rule, we avoid financing single purpose properties unless other underwriting factors are present to help mitigate the risk.  As previously mentioned, we do have a concentration in the hospitality industry.  At June 30, 2012 and December 31, 2011, we had approximately $55.7 million and $54.0 million, respectively, of commercial real estate loans to the hospitality industry.  An individual review of these loans indicates that they generally have a low loan to value, more than acceptable existing or projected cash flow, are to experienced operators and are generally dispersed throughout the region.

Real Estate Construction Loans

This segment of our portfolio consists of funds advanced for construction of single family residences, multi-family housing and commercial buildings.  These loans generally have short durations, meaning maturities typically of nine months or less.  Residential houses, multi-family dwellings and commercial buildings under construction and the underlying land for which the loan was obtained secure the construction loans.  All of these loans are concentrated in our primary market area.

Construction lending also entails significant risk.  These risks involve larger loan balances concentrated with single borrowers with funds advanced upon the security of the land or the project under construction.  An appraisal of the property estimates the value of the project prior to completion of construction.  Thus, it is more difficult to accurately evaluate the total loan funds required to complete a project and related loan to value ratios.  To mitigate the risks, we generally limit loan amounts to 80% of appraised values and obtain first lien positions on the property.  We generally only offer real estate construction financing to experienced builders, commercial entities or individuals who have demonstrated the ability to obtain a permanent loan “take-out.”  We also perform a complete analysis of the borrower and the project under construction.  This analysis includes a review of the cost to construct, the borrower’s ability to obtain a permanent “take-out”, the cash flow available to support the debt payments and construction costs in excess of loan proceeds, and the value of the collateral.  During construction, we advance funds on these loans on a percentage of completion basis.  We inspect each project as needed prior to advancing funds during the term of the construction loan.

Residential Real Estate Loans

We offer a variety of consumer oriented residential real estate loans including home equity lines of credit, home improvement loans and first or second mortgages on investment properties.  Our residential loan portfolio consists of a diverse client base.  Although most of these loans are in our primary market area, the diversity of the individual loans in the portfolio reduces our potential risk.  Usually, we secure our residential real estate loans with a security interest in the borrower’s primary or secondary residence with a loan to value not exceeding 85%.  Our initial underwriting includes an analysis of the borrower’s debt/income ratio which generally may not exceed 40%, collateral value, length of employment and prior credit history.  We do not originate any subprime residential real estate loans.

Commercial Business Lending

Our commercial business lending consists of lines of credit, revolving credit facilities, accounts receivable financing, term loans, equipment loans, SBA loans, standby letters of credit and unsecured loans.  We originate commercial business loans for any business purpose including the financing of leasehold improvements and equipment, the carrying of accounts receivable, general working capital, and acquisition activities.  We have a diverse client base and we do not have a concentration of these types of loans in any specific industry segment.  We generally secure commercial business loans with accounts receivable, equipment, deeds of trust and other collateral such as marketable securities, cash value of life insurance and time deposits at Old Line Bank.

Commercial business loans generally depend on the success of the business for repayment.  They may also involve high average balances, increased difficulty monitoring and a high risk of default.  To help manage this risk, we typically limit these loans to proven businesses and we generally obtain appropriate collateral and personal guarantees from the borrower’s principal owners and monitor the financial condition of the business.  For loans in excess of $250,000, monitoring generally includes a review of the borrower’s annual tax returns and updated financial statements.

Consumer Installment Lending

We offer various types of secured and unsecured consumer loans.  We make consumer loans for personal, family or household purposes as a convenience to our customer base.  However, these loans are not a focus of our lending activities.  As a general guideline, a consumer’s total debt service should not exceed 40% of his or her gross income.  The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of his or her ability to meet existing obligations and payments on the proposed loan.

Consumer loans are risky because they are unsecured or rapidly depreciating assets secure these loans.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage, loss or depreciation.  Consumer loan collections depend on the borrower’s continuing financial stability.  If a borrower suffers personal financial difficulties, the consumer may not repay the loan.  Also, various federal and state laws, including bankruptcy and insolvency laws, may limit the amount we can recover on such loans.

Concentrations of Credit

Most of our lending activity occurs within the state of Maryland within the suburban Washington D.C. market area in Anne Arundel, Calvert, Charles, Prince George’s and St. Mary’s counties.  The majority of our loan portfolio consists of commercial real estate loans and commercial and industrial loans.  As of June 30, 2012 and December 31, 2011, the only industry in which we had a concentration of loans was the hospitality industry, as previously mentioned.

Non-Accrual and Past Due Loans

As a result of the acquisition of Maryland Bankcorp, we have segmented the portfolio into two components, loans originated by Old Line Bank (legacy) and loans acquired from MB&T (acquired). We consider all loans past due if the borrower has not paid the required principal and interest payments when due under the original or modified terms of the promissory note or payment of principal or interest has become 90 days past due.  When we classify a loan as non-accrual, we no longer accrue interest on such loan and we reverse any interest previously accrued but not collected.  We will generally restore a non-accrual loan to accrual status when the borrower brings delinquent principal and interest payments current and we expect to collect future monthly principal and interest payments.  We recognize interest on non-accrual legacy loans only when received.  We originally recorded acquired non-accrual loans at fair value upon acquisition.  We expect to fully collect the carrying value of these loans.  Therefore, as provided for under ASC 310-30, we recognize interest income on acquired non-accrual loans through the accretion of the difference between the carrying value of these loans and expected cash flows.

We consider a loan a troubled debt restructuring when we conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at June 30, 2012.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings

Recorded Book Balance

June 30, 2012

	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$817,456	$46,627	7	$2,431,806	$870,081
Construction	1	969,337	267,641	3	850,000	705,281
Residential	-	-	-	6	1,300,661	388,346
Commercial	-	-	-	3	259,141	51,468
Consumer	-	-	-	-	-	-
Total non-performing loans	3	$1,786,793	$314,268	19	$4,841,608	$2,015,176

Accruing past due loans:
30-59 days past due
Real estate	5	1,470,732		1	425,107
Commercial	1	439,768		3	237,115
Consumer	-	-		12	42,124
Total 30-59 days past due	6	1,910,500		16	704,346
60-89 days past due
Real estate	2	888,719		-	-
Commercial	-	-		2	20,993
Consumer	-	-		1	699
Total 60-89 days past due	2	888,719		3	21,692
90 or more days past due
Consumer	-	-		2	940,072
Total accruing past due loans	8	$2,799,219		21	$1,666,110

Accruing Troubled Debt Restructurings
Real Estate	1	$499,122		1	$152,848
Consumer	-	-		1	442
Total Accruing Troubled Debt Restructurings	1	$499,122		2	$153,290

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings

Recorded Book Balance

December 31, 2011

	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	-	$-	$-	7	$2,288,900	$1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential	-	-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer	-	-	-	-	-	-
Total non-performing loans	2	$1,247,312	$214,219	17	$4,583,027	$1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial	-	-		-	-
Consumer	-	-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043		-	-
Consumer	-	-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370		-	-
Total accruing past due loans	5	$778,980		22	$839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$5,037,879		-	$-
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$5,180,550		2	$154,088

The tables below present the contract amount due of the non-accrual loans at June 30, 2012 and December 31, 2011.

Non-Accrual

Contract Amount

June 30, 2012

	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial	2	$817,456	$46,627	7	$5,640,834	$870,081
Construction	1	1,616,317	267,641	3	4,294,266	705,281
Residential	-	-	-	6	2,894,232	388,346
Commercial	-	-	-	3	394,990	51,468
Consumer	-	-	-	-	-	-
Total non-performing loans	3	$2,433,773	$314,268	19	$13,224,322	$2,015,176

Non-Accrual

Contract Amount

December 31, 2011

	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial	-	$-	$-	7	$6,417,444	$1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential	-	-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer	-	-	-	-	-	-
Total non-performing loans	2	$1,694,292	$214,219	17	$12,166,461	$1,694,324

Non-accrual legacy loans

At June 30, 2012, we had three non-accrual legacy loans with a total recorded book balance of $1,786,793.  The first non-accrual loan has a contractual balance of $1,616,317.  The borrower and guarantor on this loan have filed bankruptcy.  During the first quarter of 2011, we charged $446,980 to the allowance for loan losses to reduce the balance on this loan from $1,616,317 to $969,377. We had identified a potential buyer for this note who had agreed to purchase it at a price slightly lower than the current carrying value.  In October of 2011, the prospective purchaser of the promissory note rescinded his offer.  In February 2012, we sold at foreclosure the property that secured the promissory note on this loan and expected to receive ratification of the foreclosure and proceeds from the sale of approximately $970,000 during the first quarter of 2012. Therefore, during the first quarter of 2012, we charged an additional $200,000 to the allowance for loan losses to properly reflect the net sales proceeds that we expected to receive. The courts rejected the initial foreclosure. We have subsequently re-foreclosed on the property. We expect ratification of the sale in the third quarter of 2012. The non-accrued interest on this loan is $267,640.

The second non-accrual legacy loan is a commercial real estate loan in the amount of $464,978.  The original purpose of this loan was to purchase a building for use as a fast food franchise.  The borrower on this loan executed a lease on land on which the building that secures this loan was built.  The borrower has closed this facility and has no other available assets.  We are currently in negotiations with the landlord of the land and the borrower. We have received an appraisal that indicates the value of our interest in the property is higher than our loan balance. At this point, we are unable to ascertain the potential loss on this loan.  We have allocated $232,489 of the allowance for loan losses for this loan.  The non-accrued interest on this loan is $14,438.

The third non-accrual legacy loan is a commercial real estate loan in the amount of $352,478.  The borrower’s business has insufficient cash flow to make payments on this loan.  A current appraisal indicates that the value of the real estate that is the collateral for this loan is sufficient to provide payment in full.  We have not allocated any of the allowance for loan losses for this loan.  The non-accrued interest on this loan is $32,190.

At December 31, 2011, two non-accrual legacy loans totaling $1,247,312 were past due and classified as non-accrual.  The first loan in the amount of $1,169,337 is a residential land acquisition and development loan secured by real estate and described above.

The second loan is a commercial loan secured by a blanket lien on the borrower’s assets and a second deed of trust on the guarantors’ personal residence.  The borrower has ceased operations and the collateral has no value.  In the first quarter of 2012, we charged the entire balance due to the allowance for loan losses and have filed a judgment against the guarantors.  At December 31, 2011, we had allocated the entire loan balance to the allowance for loan losses.

Acquired impaired loans

Loans acquired in an acquisition are recorded at estimated fair value on their purchase date with no carryover of the related allowance for loan and lease losses.  In determining the estimated fair value of these loans, we considered a number of factors including the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, net present value of cash flows we expect to receive, among others.  As required, we accounted for these acquired loans in accordance with guidance for certain loans acquired in a transfer, when the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the acquirer will not collect all contractually required principal and interest payments.  The difference between contractually required payments and cash flows we expect to collect is the non-accretable difference.  Subsequent negative differences to the expected cash flows will generally result in an increase in the non-accretable difference which would increase our provision for loan losses and decrease net interest income after provision for loan losses.  Subsequent collection of payments on these loans will cause an increase in cash flows that will result in a reduction to the non-accretable difference, which would increase interest revenue.  At June 30, 2012, the contract value of the acquired impaired loans (including non-accrual loans) was $28,260,431.  The fair value adjustments applied to these loans was $13,930,476.

The fair value of these loans (recorded book value) was $14,329,955.  At December 31, 2011, the contract value of the acquired impaired loans (including non-accrual loans) was $31,927,256.  The fair value adjustments applied to these loans was $15,589,151.  The fair value of these loans (recorded book value) was $16,338,105.

Non-accrual acquired loans

At June 30, 2012, we had 22 non-accrual acquired loans to 19 borrowers with a recorded total fair value of $4,841,608 and a total contract amount due of $13,224,322.   The non-accrued interest on these loans at June 30, 2012 was $2,015,176.  At December 31, 2011, we had 22 non-accrual acquired loans to 17 borrowers with a recorded total fair value of $4,583,027 and a total contract amount due of $12,166,461.   The non-accrued interest on these loans at December 31, 2011 was $1,694,324.  As outlined above, at acquisition, we marked these loans to fair value and carry no related allowance for loan losses.

Credit Quality Indicators

We review the adequacy of the allowance for loan losses at least quarterly.  Our review includes evaluation of impaired loans as required by ASC Topic 310 Receivables, and ASC Topic 450 Contingencies.  Also, incorporated in determining the adequacy of the allowance is guidance contained in the SEC’s SAB No. 102, Loan Loss Allowance Methodology and Documentation; the Federal Financial Institutions Examination Council’s Policy Statement on Allowance for Loan and Lease Losses Methodologies and Documentation for Banks and Savings Institutions, and the Interagency Policy Statement on the Allowance for Loan and Lease Losses provided by the Office of the Comptroller of the Currency, Board of Governors of the Federal Reserve System, Federal Deposit Insurance Corporation, National Credit Union Administration and Office of Thrift Supervision.

We base the evaluation of the adequacy of the allowance for loan losses upon loan categories.  We categorize loans as installment and other consumer loans (other than boat loans), boat loans, real estate loans and commercial loans.  We further divide commercial and real estate loans by risk rating and apply loss ratios by risk rating, to determine estimated loss amounts.  We evaluate delinquent loans and loans for which management has knowledge about possible credit problems of the borrower or knowledge of problems with collateral separately and assign loss amounts based upon the evaluation.

We determine loss ratios for installment and other consumer loans based upon a review of prior 18 months delinquency trends for the category, the three year loss ratio for the category, peer group loss ratios and industry standards.

With respect to commercial loans, management assigns a risk rating of one through eight as follows:

·

Risk rating 1 (Highest Quality) is normally assigned to investment grade risks, meaning that level of risk is associated with entities having access (or capable of access) to the public capital markets and the loan underwriting in question conforms to the standards of institutional credit providers.  We also include in this category loans with a perfected security interest in U.S. government securities, investment grade government sponsored entities’ bonds, investment grade municipal bonds, insured savings accounts, and insured certificates of deposits drawn on high quality financial institutions.

·

Risk rating 2 (Good Quality) is normally assigned to a loan with a sound primary and secondary source of repayment.  The borrower may have access to alternative sources of financing.  This loan carries a normal level of risk, with minimal loss exposure.  The borrower has the ability to perform according to the terms of the credit facility.   Cash flow coverage is greater than 1.25:1 but may be vulnerable to more rapid deterioration than the higher quality loans.  We may also include loans secured by high quality traded stocks, lower grade municipal bonds and uninsured certificates of deposit.

Characteristics of such credits should include: (a) sound primary and secondary repayment sources; (b) strong debt capacity and coverage; (c) good management in all key positions.  A credit secured by a properly margined portfolio of marketable securities, but with some portfolio concentration, also would qualify for this risk rating. Additionally, individuals with significant liquidity, low leverage and a defined source of repayment would fall within this risk rating.

·

Risk rating 3 (Acceptable Quality) is normally assigned when the borrower is a reasonable credit risk and demonstrates the ability to repay the debt from normal business operations.  Risk factors may include reliability of margins and cash flows, liquidity, dependence on a single product or industry, cyclical trends, depth of management, or limited access to alternative financing sources.  Historic financial information may indicate erratic performance, but current trends are positive.  Quality of financial information is adequate, but is not as detailed and sophisticated as information found on higher graded loans.  If adverse circumstances arise, the impact on the borrower may be significant.  We classify many small business loans in this category unless deterioration occurs or we believe the loan requires additional monitoring, such as construction loans, asset based (accounts receivable/inventory) loans, and Small Business Administration (SBA) loans.

·

Risk rating 4  (Pass/Watch) loans exhibit all the characteristics of a loan graded as a “3” with the exception that there is a greater than normal concern that an external factor may impact the viability of the borrower at some later date; or that the Bank is uncertain because of the lack of financial information available.  We will generally grant this risk rating to credits that require additional monitoring such as construction loans, SBA loans and other loans deemed in need of additional monitoring.

·

Risk rating 5 (Special Mention) is assigned to risks in need of close monitoring.  These are defined as classified assets.  Loans generally in this category may have either inadequate information, lack sufficient cash flow or some other problem that requires close scrutiny.  The current worth and debt service capacity of the borrower or of any pledged collateral are insufficient to ensure repayment of the loan.  These risk ratings may also apply to an improving credit previously criticized but some risk factors remain.  All loans in this classification or below should have an action plan.

·

Risk rating 6 (Substandard) is assigned to loans where there is insufficient debt service capacity.  These obligations, even if appropriately protected by collateral value, have well defined weaknesses related to adverse financial, managerial, economic, market, or political conditions that have clearly jeopardized repayment of principal and interest as originally intended.  There is also the possibility that we will sustain some future loss if the weaknesses are not corrected.  Clear loss potential, however, does not have to exist in any individual loan we may classify as substandard.

·

Risk rating 7 (Doubtful) corresponds to the doubtful asset categories defined by regulatory authorities. A loan classified as doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full improbable.  The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to strengthening of the asset we have deferred its classification as loss until we may determine a more exact status and estimation of the potential loss.

·

Risk rating 8 (Loss) is assigned to charged off loans. We consider assets classified as loss as uncollectible and of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the asset has no recovery value, but that it is not practical to defer writing off the worthless assets, even though partial recoveries may occur in the future.  We charge off assets in this category.  We consider suggestions from our external loan review firm and bank examiners when determining which loans to charge off.  We automatically charge off consumer loan accounts based on regulatory requirements.

The following table outlines the allocation of allowance for loan losses by risk rating.

	June 30, 2012		December 31, 2011
	Account Balance	Allocation of Allowance for Loan Losses	Account Balance	Allocation of Allowance for Loan Losses
Risk Rating
Pass (1-4)	$548,327,441	$3,107,688	$517,010,521	$3,219,376
Special Mention (5)	14,251,115	276,163	11,090,344	320,241
Substandard (6)	13,843,510	725,610	14,186,383	201,654
Doubtful (7)	-	-	-	-
Loss (8)	-	-	-	-
Total	$576,422,066	$4,109,461	$542,287,248	$3,741,271

The following table details activity in the allowance for loan losses by portfolio segment for the periods ended June 30, 2012 and December 31, 2011.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

June 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Provision for loan losses	1,081,590	(87,981)	(271,065)	27,456	750,000
Recoveries	12,975	31,933	-	48,667	93,575
	3,217,633	866,262	294,175	206,776	4,584,846
Loans charged off	(324,486)	(87,691)	-	(63,208)	(475,386)
Ending Balance	$2,893,147	$778,571	$294,175	$143,568	$4,109,461

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$615,489	$110,121	$-	$-	$725,610
Loans collectively evaluated for impairment	2,277,658	668,450	294,175	143,568	3,383,851
Ending balance	$2,893,147	$778,571	$294,175	$143,568	$4,109,461

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$1,748,122	$417,198	$294,723	$8,433	$2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$175,117	$136,654	$70,000	$-	$381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271

Our recorded investment in loans as of June 30, 2012 and December 31, 2011 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of our impairment methodology was as follows:

June 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$1,680,100	$220,243	$-	$-	$1,900,343
Loans individually evaluated for impairment without specific reserve	2,959,973	1,630,136	-	-	4,590,109
Loans collectively evaluated for impairment	460,157,934	97,021,298	8,243,260	4,509,122	569,931,614
Ending balance	$464,798,007	$98,871,677	$8,243,260	$4,509,122	$576,422,066

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$5,924,354	$136,654	$142,671	$-	$6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$421,487,328	$107,125,895	$8,860,446	$4,813,579	$542,287,248

6.Loans

Major classifications of loans are as follows:

December 31,	2011	2010	2009

Real estate
Commercial	$ 273,101,082	$ 153,526,907	$ 124,002,072
Construction	51,662,538	24,377,690	30,872,499
Residential	96,723,708	27,081,399	23,350,018
Commercial	107,125,895	83,523,056	74,174,400
Consumer	13,674,025	13,079,878	14,622,153
	542,287,248	301,588,930	267,021,142
Allowance for loan losses	(3,741,271)	(2,468,476)	(2,481,716)
Deferred loan costs, net	751,689	485,976	469,243
	$ 539,297,666	$ 299,606,430	$ 265,008,669

6.Loans (Continued)

Credit Policies and Administration

We have adopted a comprehensive lending policy, which includes stringent underwriting standards for all types of loans.  We have designed our underwriting standards to promote a complete banking relationship rather than a transactional relationship.  In an effort to manage risk, prior to funding, the loan committee consisting of the Executive Officers and seven members of the Board of Directors must approve by a majority vote all credit decisions in excess of a lending officer’s lending authority.  Management believes that it employs experienced lending officers, secures appropriate collateral and carefully monitors the financial condition of its borrowers and loan concentrations.

In addition to the internal business processes employed in the credit administration area, the Bank retains an outside independent firm to review the loan portfolio.  This firm performs a detailed annual review and an interim update.  We use the results of the firm’s report to validate our internal rating and we review the commentary on specific loans and on our loan administration activities in order to improve our operations.  Many of the loans acquired do not comply with underwriting standards that we maintain.  Accordingly, during our due diligence process, we evaluated these loans using our underwriting standards and discounted the book value of these loans.  This discounted book value was subsequently incorporated into our initial purchase price.

Commercial Real Estate Loans

We finance commercial real estate for our clients, for owner occupied and investment properties.  We will generally finance owner occupied commercial real estate at a maximum loan to value of 85% and investor real estate at a maximum loan to value of 75%.  Our underwriting policies and processes focus on the clients’ ability to repay the loan as well as an assessment of the underlying real estate.  Our underwriting generally includes an analysis of the borrower’s capacity to repay, the current collateral value, a cash flow analysis and review of the character of the borrower and current and prospective conditions in the market.  We view these loans primarily as cash flow loans and secondarily as loans secured by real estate.  Commercial real estate lending typically involves higher principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.

Commercial real estate lending entails significant risks.  Risks inherent in managing our commercial real estate portfolio relate to sudden or gradual drops in property values as well as changes in the economic climate that may detrimentally impact the borrower’s ability to repay.  We attempt to mitigate these risks by carefully underwriting these loans.  We also generally require the personal or corporate guarantee(s) of the owners and/or occupant(s) of the property.  For loans of this type in excess of $250,000, we monitor the financial condition and operating performance of the borrower through a review of annual tax returns and updated financial statements.  In addition, we meet with the borrower and/or perform site visits as required.

Management tracks all loans secured by commercial real estate.  With the exception of loans to the hospitality industry, the properties secured by commercial real estate are diverse in terms of type.  This diversity helps to reduce our exposure to economic events that affect any single market or industry.  As a general rule, we avoid financing single purpose properties unless other underwriting factors are present to help mitigate the risk.  As previously mentioned, we have a concentration in the hospitality industry.  At December 31, 2011, we had approximately $54.0 million of commercial real estate loans outstanding to the hospitality industry.  An individual review of these loans indicates that they generally have a low loan to value, more than acceptable existing or projected cash flow, are to experienced operators and are generally dispersed throughout the region.

Real Estate Construction Loans

This segment of our portfolio consists of funds advanced for construction of single family residences, multi-family housing and commercial buildings.  These loans generally have short durations, meaning

6.Loans (Continued)

maturities typically of nine months or less.  Residential houses, multi-family dwellings and commercial buildings under construction and the underlying land for which the loan was obtained secure the construction loans.  The vast majority of these loans are concentrated in our primary market area.

Construction lending also entails significant risk.  These risks involve larger loan balances concentrated with single borrowers with funds advanced upon the security of the land or the project under construction.  An appraisal of the property estimates the value of the project prior to completion of construction.  Thus, it is more difficult to accurately evaluate the total loan funds required to complete a project and related loan to value ratios.  To mitigate the risks, we generally limit loan amounts to 80% or less of appraised values and obtain first lien positions on the property.  We generally only offer real estate construction financing to experienced builders, commercial entities or individuals who have demonstrated the ability to obtain a permanent loan “take-out”.  We also perform a complete analysis of the borrower and the project under construction.  This analysis includes a review of the cost to construct, the borrower’s ability to obtain a permanent “take-out”, the cash flow available to support the debt payments and construction costs in excess of loan proceeds, and the value of the collateral.  During construction, we advance funds on these loans on a percentage of completion basis.  We inspect each project as needed prior to advancing funds during the term of the construction loan.

Residential Real Estate Loans

We offer a variety of consumer oriented residential real estate loans including home equity lines of credit, home improvement loans and first or second mortgages on investment properties.  Our residential loan portfolio consists of a diverse client base.  Although most of these loans are in our primary market area, the diversity of the individual loans in the portfolio reduces our potential risk.  Usually, we secure our residential real estate loans with a security interest in the borrower’s primary or secondary residence with a loan to value not exceeding 85%.  Our initial underwriting includes an analysis of the borrower’s debt/income ratio which generally may not exceed 40%, collateral value, length of employment and prior credit history.  We do not originate any subprime residential real estate loans.

Commercial Business Lending

Our commercial business lending consists of lines of credit, revolving credit facilities, accounts receivable financing, term loans, equipment loans, SBA loans, standby letters of credit and unsecured loans.  We originate commercial business loans for any business purpose including the financing of leasehold improvements and equipment, the carrying of accounts receivable, general working capital, and acquisition activities.  We have a diverse client base and we do not have a concentration of these types of loans in any specific industry segment.  We generally secure commercial business loans with accounts receivable, equipment, deeds of trust and other collateral such as marketable securities, cash value of life insurance and time deposits at Old Line Bank.

Commercial business loans generally depend on the success of the business for repayment.  They may also involve high average balances, increased difficulty monitoring and a high risk of default.  To help manage this risk, we typically limit these loans to proven businesses and we generally obtain appropriate collateral and personal guarantees from the borrower’s principal owners and monitor the financial condition of the business.  For loans in excess of $250,000, monitoring generally includes a review of the borrower’s annual tax returns and updated financial statements.

6.Loans (Continued)

Consumer Installment Lending

We offer various types of secured and unsecured consumer loans.  We make consumer loans for personal, family or household purposes as a convenience to our customer base.  However, these loans are not a focus of our lending activities.  As a general guideline, a consumer’s total debt service should not exceed 40% of his or her gross income.  The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of his or her ability to meet existing obligations and payments on the proposed loan.

Consumer loans are risky because they are unsecured or rapidly depreciating assets secure these loans.  Repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance because of the greater likelihood of damage, loss or depreciation.  Consumer loan collections depend on the borrower’s continuing financial stability.  If a borrower suffers personal financial difficulties, the consumer may not repay the loan.  Also, various federal and state laws, including bankruptcy and insolvency laws, may limit the amount we can recover on such loans.

Concentrations of Credit

Most of our lending activity occurs within the state of Maryland within the suburban Washington, D.C. market area in Anne Arundel, Calvert, Charles, Prince George’s and St. Mary’s counties.  The majority of our loan portfolio consists of commercial real estate loans and commercial and industrial loans.  As of December 31, 2011, 2010 and 2009, the only industry in which we had a concentration of loans was the hospitality industry, as previously mentioned.

Non-Accrual and Past Due Loans

We consider loans past due if the borrower has not paid the required principal and interest payments when due.  Management generally classifies loans as non-accrual when it does not expect collection of full principal and interest under the original terms of the loan or payment of principal or interest has become 90 days past due.  When we classify a loan as non-accrual, we no longer accrue interest on such loan and we reverse any interest previously accrued but not collected.  We will generally restore a non-accrual loan to accrual status when the borrower brings delinquent principal and interest payments current and we expect to collect future monthly principal and interest payments.  We recognize interest on non-accrual legacy loans only when received.   We originally recorded acquired non-accrual loans at fair value upon acquisition.  We expect to fully collect the carrying value of these loans.  Therefore, as provided for under ASC 310-30, we recognize interest income on acquired non-accrual loans through the accretion of the difference between the carrying value of these loans and expected cash flows.

We consider a loan a troubled debt restructuring when we conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.

6.Loans (Continued)

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Recorded Book Balance
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 2,288,900	$ 1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential		-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,247,312	$ 214,219	17	$ 4,583,027	$ 1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial		-			-
Consumer		-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043			-
Consumer		-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370			-
Total accruing past due loans	5	778,980		22	839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$ 5,037,879			$ -
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$ 5,180,550		2	$ 154,088

6.Loans (Continued)

The tables below present the contract amount due of the non-accrual loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings
Contract Amount
December 31, 2011
	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial		$ -	$ -	7	$ 6,417,444	$ 1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential		-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer		-	-		-	-
Total non-performing loans	2	$ 1,694,292	$ 214,219	17	$ 12,166,461	$ 1,694,324

6.Loans (Continued)

The tables below presents a breakdown of the non-performing legacy loans and accruing legacy past due loans at December 31, 2010 and 2009, respectively.

Legacy
Non-Accrual and Past Due Loans

December 31,	2010			2009
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$ 2,426,608	$ 314,804	3	$ 1,586,499	$ 190,701
Construction		-	-		-	-
Residential		-	-		-	-
Commercial		-	-		-	-
Consumer	1	284,011	3,728		-	-
Total non-performing loans	3	$ 2,710,619	$ 318,532	3	$ 1,586,499	$ 190,701

Accruing past due loans:
30-89 days past due		$ -		2	$ 581,018
90 or more days past due		-			-
Total accruing past due loans		$ -		2	$ 581,018

Non-accrual legacy loans

At December 31, 2011, two non-accrual legacy loans totaling $1,247,312 were past due and classified as non-accrual.  The first loan in the amount of $1,169,337 is a residential land acquisition and development loan secured by real estate and described below.  At December 31, 2011, the non-accrued interest on this loan was $212,484, none of which was included in interest income.  The borrower and guarantor on this loan have filed bankruptcy.  During the 1st quarter of 2011, we charged $446,980 to the allowance for loan losses and reduced the balance on this loan from $1,616,317 to $1,169,337.  We have an additional $65,000 of the allowance for loan losses specifically allocated to this loan.  We had identified a potential buyer for this note who had agreed to purchase it at a price slightly lower than the current carrying value.  In October of 2011, the prospective purchaser of the promissory note rescinded his offer.  In February 2012, the property that secures the promissory note was sold at foreclosure for an amount less than our carrying fair value.  We anticipate ratification of the foreclosure will occur during the second quarter of 2012 and that we will receive approximately $966,000 from the sales proceeds and charge approximately $203,000 to the allowance for loan losses.

The second loan is a commercial loan secured by a blanket lien on the borrower’s assets and a second deed of trust on the guarantors’ personal residence.  The borrower has ceased operations and the collateral has no value.  In the first quarter of 2012, we charged the entire balance due to the allowance for loan losses and have filed a judgment against the guarantors.  At December 31, 2011, we had allocated the entire loan balance to the allowance for loan losses.

At December 31, 2010, we had three loans totaling $2,710,619 past due and classified as non-accrual.  The first loan in the amount of $810,291 is the same loan that we previously reported in our December 31, 2009 and December 31, 2008 financial statements.  At December 31, 2010, we had obtained a “lift

6.Loans (Continued)

stay” on the property and were awaiting ratification of foreclosure.  We received this ratification in January 2011 and transferred this property to other real estate owned.  At December 31, 2010, the non-accrued interest on this loan was $212,937.

The second loan in the amount of $1,616,317 is the residential acquisition and development loan secured by real estate discussed above.  At December 31, 2010, we considered this loan impaired and had allocated $450,000 of the allowance for loan losses to this loan.  At December 31, 2010, the interest not accrued on this loan was $101,867.

The third loan at December 31, 2010 was a luxury boat loan in the amount of $284,011.  The borrower on this loan has also filed bankruptcy.  At December 31, 2010, the interest not accrued on this loan was $3,728.   During the 1st quarter of 2011, we repossessed the boat, charged $47,261 to the allowance for loan losses and recorded the remaining balance of $236,750 as repossessed property in other assets.  During the 4th quarter of 2011, we sold this boat and recorded a loss in other operating expense of $120,741 on the sale.

At December 31, 2009, we had three loans totaling $1,586,499 past due and classified as non-accrual.   The first loan is the same loan that we reported in our December 31, 2008 financial statements.  During 2009, we received $40,384 in payments on this loan and the current balance is $810,291.  In October 2009, the borrower re-entered bankruptcy under Chapter 11 of the United States Bankruptcy Code.  As outlined above, in 2010, we obtained a “lift stay” on the commercial property that secures this loan and proceeded with foreclosure.

Acquired impaired loans

As outlined in Note 2-Acquisition of Maryland Bankcorp, Inc., loans acquired in an acquisition are recorded at estimated fair value on their purchase date with no carryover of the related allowance for loan and lease losses.  In determining the estimated fair value of these loans, we considered a number of factors including the remaining life of the acquired loans, estimated prepayments, estimated loss ratios, estimated value of the underlying collateral, net present value of cash flows we expect to receive, among others.  As required, we accounted for these acquired loans in accordance with guidance for certain loans acquired in a transfer, when the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the acquirer will not collect all contractually required principal and interest payments.  The difference between contractually required payments and cash flows we expect to collect is the non-accretable difference.  Subsequent negative differences to the expected cash flows will generally result in an increase in the non-accretable difference which would increase our provision expense and decrease net interest income.  Subsequent collection of payments on these loans will cause an increase in cash flows that will result in a reduction to the non-accretable difference, which would increase interest revenue.  At December 31, 2011, the contract value of the acquired impaired loans (including non-accrual loans) was $31,927,256.  The fair value adjustments applied to these loans was $15,589,151.  The fair value of these loans (recorded book value) was $16,338,106.

            Non-accrual acquired loans

At December 31, 2011, we had 22 non-accrual acquired loans to 17 borrowers with a recorded total fair value of $4,583,027 and a total contract amount due of $12,166,461.   The non-accrued interest on these loans at December 31, 2011 was $1,694,324.  As outlined above, at acquisition, we marked these loans to fair value and carry no related allowance for loan losses.

6.Loans (Continued)

Credit Quality Indicators

We review the adequacy of the allowance for loan losses at least quarterly.  Our review includes evaluation of impaired loans as required by ASC Topic 310-Receivables, and ASC Topic 450 Contingencies.  Also, incorporated in determining the adequacy of the allowance is guidance contained in the SEC’s SAB No. 102, Loan Loss Allowance Methodology and Documentation; the Federal Financial Institutions Examination Council’s Policy Statement on Allowance for Loan and Lease Losses Methodologies and Documentation for Banks and Savings Institutions, and the Interagency Policy Statement on the Allowance for Loan and Lease Losses provided by the Office of the Comptroller of the Currency, Board of Governors of the Federal Reserve System, Federal Deposit Insurance Corporation, National Credit Union Administration and Office of Thrift Supervision.

We base the evaluation of the adequacy of the allowance for loan losses upon loan categories.  We categorize loans as installment and other consumer loans (other than boat loans), boat loans, real estate loans and commercial loans.  We further divide commercial and real estate loans by risk rating and apply loss ratios by risk rating, to determine estimated loss amounts.  We evaluate delinquent loans and loans for which management has knowledge about possible credit problems of the borrower or knowledge of problems with collateral separately and assign loss amounts based upon the evaluation.

We determine loss ratios for installment and other consumer loans and real estate loans based upon a review of prior 18 months delinquency trends for the category, the three year loss ratio for the category, peer group loss ratios and industry standards.

With respect to commercial loans, management assigns a risk rating of one through eight as follows:

·

Risk rating 1 (Highest Quality) is normally assigned to investment grade risks, meaning that level of risk is associated with entities having access (or capable of access) to the public capital markets and the loan underwriting in question conforms to the standards of institutional credit providers.  We also include in this category loans with a perfected security interest in U.S. government securities, investment grade government sponsored entities’ bonds, investment grade municipal bonds, insured savings accounts, and insured certificates of deposits drawn on high quality financial institutions.

·

Risk rating 2 (Good Quality) is normally assigned to a loan with a sound primary and secondary source of repayment.  The borrower may have access to alternative sources of financing.  This loan carries a normal level of risk, with minimal loss exposure.  The borrower has the ability to perform according to the terms of the credit facility.   Cash flow coverage is greater than 1.25:1 but may be vulnerable to more rapid deterioration than the higher quality loans.  We may also include loans secured by high quality traded stocks, lower grade municipal bonds and uninsured certificates of deposit.

Characteristics of such credits should include: (a) sound primary and secondary repayment sources; (b) strong debt capacity and coverage; (c) good management in all key positions.  A credit secured by a properly margined portfolio of marketable securities, but with some portfolio concentration, also would qualify for this risk rating.  Additionally, individuals with significant liquidity, low leverage and a defined source of repayment would fall within this risk rating.

6.Loans (Continued)

·

Risk rating 3 (Acceptable Quality) is normally assigned when the borrower is a reasonable credit risk and demonstrates the ability to repay the debt from normal business operations.  Risk factors may include reliability of margins and cash flows, liquidity, dependence on a single product or industry, cyclical trends, depth of management, or limited access to alternative financing sources.  Historic financial information may indicate erratic performance, but current trends are positive.  Quality of financial information is adequate, but is not as detailed and sophisticated as information found on higher graded loans.  If adverse circumstances arise, they may significantly impact the borrower. We classify many small business loans in this category unless deterioration occurs or we believe the loan requires additional monitoring, such as construction loans, asset based (accounts receivable/inventory) loans, and Small Business Administration (SBA) loans.

·

Risk rating 4  (Pass/Watch)These loans exhibit all the characteristics of a loan graded as a “3” with the exception that there is a greater than normal concern that an external factor may impact the viability of the borrower at some later date; or that the Bank is uncertain because of the lack of financial information available.  We will generally grant this risk rating to credits that require additional monitoring such as construction loans, SBA loans and other loans deemed in need of additional monitoring.

·

Risk ratings 5 (Special Mention) is assigned to risks in need of close monitoring.  These are defined as classified assets.  Loans generally in this category may have either inadequate information, lack sufficient cash flow or some other problem that requires close scrutiny.  The current worth and debt service capacity of the borrower or of any pledged collateral are insufficient to ensure repayment of the loan.  These risk ratings may also apply to an improving credit previously criticized but some risk factors remain.  All loans in this classification or below should have an action plan.

·

Risk rating 6 (Substandard) is assigned to loans where there is insufficient debt service capacity.  These obligations, even if apparently protected by collateral value, have well defined weaknesses related to adverse financial, managerial, economic, market, or political conditions that have clearly jeopardized repayment of principal and interest as originally intended.  There is also the possibility that the bank will sustain some future loss if the weaknesses are not corrected.  Clear loss potential, however, does not have to exist in any individual loan we may classify as substandard.

·

Risk rating 7 (Doubtful) corresponds to the doubtful asset categories defined by regulatory authorities. A loan classified as doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full improbable.  The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to strengthening of the asset we have deferred its classification as loss until we may determine a more exact status and estimation of the potential loss.

o

Risk rating 8 (Loss) is assigned to charged off loans. We consider assets classified as loss as uncollectible and of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the asset has no recovery value, but that it is not practical to defer writing off the worthless assets, even though partial recoveries may occur in the future.  We charge off assets in this category.

6.Loans (Continued)

We charge off loans that management has identified as losses.  We consider suggestions from our external loan review firm and bank examiners when determining which loans to charge off.  We automatically charge off consumer loan accounts based on regulatory requirements.  The following table outlines the allocation of allowance for loan losses by risk rating.

	Account Balance December 31, 2011	Allocation of Allowance for Loan Losses 2011
Risk Rating
Pass (1-4)	$ 517,010,521	$ 3,219,376
Special Mention (5)	11,090,344	320,241
Substandard (6)	14,186,383	201,654
Doubtful (7)	-	-
Loss (8)	-	-
Total	$ 542,287,248	$ 3,741,271

Risk Rating	Account Balance December 31, 2010	Allocation of Allowance for Loan Losses December 31, 2010
Pass (1-4)
Special Mention (5)	$ 281,901,972	$ 1,529,356
Substandard (6)	13,777,303	489,120
Doubtful (7)	5,909,655	450,000
Loss (8)	-	-
Total	-	-
	$ 301,588,930	$ 2,468,476

Risk Rating	Account Balance December 31, 2009	Allocation of Allowance for Loan Losses December 31, 2009
Pass (1-4)
Special Mention (5)	$ 247,573,949	$ 884,877
Substandard (6)	11,658,809	846,839
Doubtful (7)	7,788,384	750,000
Loss (8)	-	-
Total	-	-
	$ 267,021,142	$ 2,481,716

6.Loans (Continued)

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2011 and 2010.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$ 175,117	$ 136,654	$ 70,000	$ -	$ 381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$ 2,123,068	$ 922,310	$ 565,240	$ 130,653	$ 3,741,271

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716
Provision for loan losses	857,818	9,495	213,306	1,381	1,082,000
Recoveries	3,650	-	-	927	4,577
	2,706,594	554,349	294,723	12,627	3,568,293
Loans charged off	(958,472)	(137,151)	-	(4,194)	(1,099,817)
Ending Balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

Amount allocated to:
Loans individually evaluated for impairment	$ 450,000	$ -	$ -	$ -	$ 450,000
Loans collectively evaluated for impairment	1,298,122	417,198	294,723	8,433	2,018,476
Ending balance	$ 1,748,122	$ 417,198	$ 294,723	$ 8,433	$ 2,468,476

6.Loans (Continued)

The following table details activity in the allowance for loan losses by portfolio segment for the year ended December 31, 2009.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$ 1,348,850	$ 526,600	$ 94,910	$ 13,391	$ 1,983,751
Provision for loan losses	841,101	18,254	36,507	4,138	900,000
Recoveries	-	-	-	-	-
	2,189,951	544,854	131,417	17,529	2,883,751
Loans charged off	(344,825)	-	(50,000)	(7,210)	(402,035)
Ending Balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

Amount allocated to:
Loans individually evaluated for impairment	$ 750,000	$ -	$ -	$ -	$ 750,000
Loans collectively evaluated for impairment	1,095,126	544,854	81,417	10,319	1,731,716
Ending balance	$ 1,845,126	$ 544,854	$ 81,417	$ 10,319	$ 2,481,716

6.Loans (Continued)

Our recorded investment in loans as of December 31, 2011, 2010 and 2009 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of our impairment methodology was as follows:

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 5,924,354	$ 136,654	$ 142,671	$ -	$ 6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$ 421,487,328	$ 107,125,895	$ 8,860,446	$ 4,813,579	$ 542,287,248

December 31, 2010	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,616,317	$ -	$ -	$ -	$ 1,616,317
Loans individually evaluated for impairment without specific reserve	2,273,029	2,020,309	-	-	4,293,338
Loans collectively evaluated for impairment	201,096,650	81,502,747	11,621,392	1,458,486	295,679,275
Ending balance	$ 204,985,996	$ 83,523,056	$ 11,621,392	$ 1,458,486	$ 301,588,930

December 31, 2009	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$ 1,972,739	$ -	$ -	$ -	$ 1,972,739
Loans individually evaluated for impairment without specific reserve	3,734,900	2,080,745	-	-	5,815,645
Loans collectively evaluated for impairment	172,516,950	72,093,655	13,120,566	1,501,587	259,232,758
Ending balance	$ 178,224,589	$ 74,174,400	$ 13,120,566	$ 1,501,587	$ 267,021,142

6.Loans (Continued)

The following table outlines the maturity and rate repricing distribution of the loan portfolio.  For purposes of this disclosure, we have classified non-accrual loans as immediately repricing or maturing.

December 31,	2011	2010	2009

Within one year	$ 182,242,860	$ 124,914,560	$ 101,809,560
Over one to five years	292,507,248	149,488,074	131,119,339
Over five years	67,537,140	27,186,296	34,092,243
	$ 542,287,248	$ 301,588,930	$ 267,021,142

As of December 31, 2011, the Bank has pledged loans totaling $264,053,734 to support Federal Home Loan Bank borrowings.

The Bank makes loans to customers located in the Maryland suburbs of Washington D.C.  Residential and commercial real estate secure substantial portions of the Bank’s loans.  Although the loan portfolio is diversified, the regional real estate market and economy will influence its performance.

Earnings Per Common Share	6 Months Ended
Jun. 30, 2012
Earnings Per Common Share [Abstract]
Earnings Per Common Share

6.EARNINGS PER COMMON SHARE

We calculate basic earnings per common share by dividing net income by the weighted average number of shares of common stock outstanding giving retroactive effect to stock dividends.

We calculate diluted earnings per common share by including the average dilutive common stock equivalents outstanding during the period.  Dilutive common equivalent shares consist of stock options, calculated using the treasury stock method.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Weighted average number of shares	6,828,452	6,809,594	6,824,673	5,625,689
Dilutive average number of shares	6,905,041	6,841,535	6,871,727	5,657,775

Stock Based Compensation	6 Months Ended
Jun. 30, 2012
Stock Based Compensation [Abstract]
Stock Based Compensation

7.         STOCK BASED COMPENSATION

We account for stock options and restricted stock awards under the fair value method of accounting using a Black-Scholes valuation model to measure stock based compensation expense at the date of grant.  We recognize compensation expense related to stock based compensation awards in our income statements over the period during which we require an individual to provide service in exchange for such award.  For the six months ended June 30, 2012 and 2011, we recorded stock-based compensation expense of $85,860 and $74,816, respectively. For the three months ended June 30, 2012 and 2011, we recorded stock-based compensation expense of $55,631 and $31,302, respectively.

We only recognize tax benefits for options that ordinarily will result in a tax deduction when the grant is exercised (non-qualified options).  For the six months ended June 30, 2011, we recognized a $15,097 tax benefit associated with the portion of the expense that was related to the issuance of non-qualified options.  There were no non-qualified options included in the expense calculation for the three months ended June 30, 2011 and the three and six months ended June 30, 2012.

We have two equity incentive plans under which we may issue stock options and restricted stock, the 2010 Equity Incentive Plan, approved at the 2010 Annual Meeting of stockholders and the 2004 Equity Incentive Plan.  Our Compensation Committee administers the equity incentive plans.  As the plans outline, the Compensation Committee approves stock option and restricted stock grants to directors and employees, determines the number of shares, the type of award, the option or share price, the term (not to exceed 10 years from the date of issuance), the restrictions, and the vesting period of options and restricted stock issued.  The Compensation Committee has approved and we have granted options vesting immediately as well as over periods of two, three and five years and restricted stock awards that vest over periods of twelve months to three years.  We recognize the compensation expense associated with these grants over their respective vesting periods.  At June 30, 2012, there was $238,518 of total unrecognized compensation cost related to non-vested stock options and restricted stock awards that we expect to realize over the next 2.50 years.  As of June 30, 2012, there were 161,177 shares remaining available for future issuance under the equity incentive plans.  Directors and officers did not exercise any options during the six month period ended June 30, 2012 or 2011.

A summary of the stock option activity during the six month periods follows:

	June 30,
	2012			2011
		Weighted		Weighted
	Number	average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of period	325,331	$8.65	310,151	$8.60
Options granted	79,627	8.00	23,280	7.82
Options forfeited	(2,000)	8.00	-	-
Outstanding, end of period	402,958	$8.52	333,431	$8.54

Information related to options as of June 30, 2012 follows:

	Outstanding options			Exercisable options
Exercise price	Number of shares at June 30, 2012	Weighted average remaining term	Weighted average exercise price	Number of shares at June 30, 2012	Weighted average exercise price
$4.94-$7.64	95,131	6.18	$6.36	95,131	$6.36
$7.65-$8.65	138,207	8.30	7.90	54,986	7.77
$8.66-$10.00	46,620	2.14	9.74	46,620	9.74
$10.01-$11.31	123,000	3.81	10.43	123,000	10.43
	402,958	5.71	$8.52	319,737	$8.66
Intrinsic value of outstanding options where the market value exceeds the exercise price.		$725,753
Intrinsic value of exercisable options where the market value exceeds the exercise price		$535,834

During the six months ended June 30, 2012 and 2011, we granted 10,947 and 8,786 restricted common stock awards, respectively.  During the period ended June 30, 2012, there were 189 restricted shares that had previously vested and 520 non-vested restricted shares that were forfeited.  The following table provides a summary of the restricted stock awards during the six month periods and their vesting schedule.

	June 30,		June 30,
	2012		2011
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date		grant date
		fair value		fair value
Nonvested, beginning of period	15,691	$7.41	17,641	$7.13
Restricted stock granted	10,947	8.00	8,786	7.82
Restricted stock vested	(6,788)	7.34	(8,279)	7.13
Restricted stock forfeited	(520)	8.00	-	-
Nonvested, end of period	19,330	$7.75	18,148	$7.46

Total fair value of shares vested	$49,853		59,029

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$112,426		$152,080
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$69,713		$69,378

The following table outlines the vesting schedule of the unvested restricted stock awards.

Vesting Schedule

of

Unvested Restricted Stock Awards

June 30, 2012

Grant Date	Vesting Date	# of Restricted Shares
1/28/2010	1/28/2013	4,682
1/27/2011	1/27/2013	2,110
1/27/2011	1/27/2014	2,111
3/5/2012	12/31/2012	3,120
3/5/2012	1/26/2013	2,435
3/5/2012	1/26/2014	2,436
3/5/2012	1/26/2015	2,436
Total Issued		19,330

Retirement And Employee Stock Ownership Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Retirement And Employee Stock Ownership Plans [Abstract]
Retirement And Employee Stock Ownership Plans

8.RETIREMENT AND EMPLOYEE STOCK OWNERSHIP PLANS

Eligible employees, including those who joined us as part of the MB&T acquisition, participate in a profit sharing plan that qualifies under Section 401(k) of the Internal Revenue Code.  The plan allows for elective employee deferrals and the Bank makes matching contributions of up to 4% of eligible employee compensation. Our contributions to the plan included in salaries and benefits expense, for the three months ended June 30, 2012 and 2011 were $76,543 and $93,342, respectively. The Bank’s contributions to the plan for the six months ended June 30, 2012 and 2011 were $147,417 and $134,931, respectively.

The Bank also offers Supplemental Executive Retirement Plans (SERPs) to its executive officers providing for retirement income benefits. MB&T also offered SERPs to selected officers and we have assumed that liability at acquisition and all subsequent expenses.  We accrue the present value of the SERPs over the remaining number of years to the executives’ retirement dates.  Old Line Bank’s expenses for the SERPs for the six month periods ended June 30, 2012 and 2011 were $233,091 and $92,740, respectively. The SERP expense for the three month periods ended June 30, 2012 and 2011 were $116,545 and  $54,135, respectively.  The SERPs are non-qualified defined benefit pension plans that we have not funded.

MB&T had an employee benefit plan entitled the Maryland Bankcorp, N.A. KSOP (KSOP).  The KSOP included a profit sharing plan that qualified under section 401(k) of the Internal Revenue Code and an employee stock ownership plan.  We have discontinued any future contributions to the employee stock ownership plan.  At June 30, 2012, the employee stock ownership plan owned 181,508 shares of Bancshares’ stock, had $10,000 invested in Old Line Bank Certificates of Deposit, and $11,416 in Old Line Bank accounts.  We have transferred the MB&T 401(k) assets into the Old Line 401(k) plan discussed above.

MB&T had an employee pension plan that was frozen on June 9, 2003 and no additional benefits accrued subsequent to that date. We have notified all plan participants that we have terminated this plan effective August 1, 2011. We have liquidated the securities the plan held, deposited the proceeds into interest bearing certificates of deposit and a money market account and expect to distribute the remaining balance prior to December 31, 2012.  As of June 30, 2012 and December 31, 2011, expected future benefit payments to be paid in 2012 are $2.1 million. We are unable to predict any income or loss that may occur as a result of the termination.  At this time, we do not expect to incur any significant expenses with the termination of this plan. We did not recognize any net periodic pension expense during the three or six months ended June 30, 2012. We also did not make any contributions to the pension plan during the periods.

15.Retirement and Employee Stock Ownership Plans

Eligible employees participate in a profit sharing plan that qualifies under Section 401(k) of the Internal Revenue Code.  The plan allows for elective employee deferrals and the Bank makes matching contributions of up to 4% of eligible employee compensation.  Our contributions to the plan, included in employee benefit expenses, were $302,615, $158,523 and $132,284 for 2011, 2010, and 2009, respectively.

The Bank also offers Supplemental Executive Retirement Plans (SERPs) to its executive officers providing for retirement income benefits.  We accrue the present value of the SERPs over the remaining number of years to the executives’ expected retirement dates. The Bank’s expenses for the SERPs were ($11,282), $221,814 and $133,758 in 2011, 2010, and 2009, respectively.

MB&T had an employee benefit plan entitled the Maryland Bankcorp, N.A. KSOP (KSOP).  The KSOP included a profit sharing plan that qualified under section 401(k) of the Internal Revenue Code and an employee stock ownership plan.  We have discontinued any future contributions to the employee stock ownership plan.  At December 31, 2011, the employee stock ownership plan owned 181,508 shares of Bancshares’ stock, had $10,000 invested in Old Line Bank Certificates of Deposit, and  $4,675 in an Old Line Bank money market account.  We have transferred the MB&T 401(k) assets into the Old Line 401(k) plan discussed above.

MB&T had an employee pension plan (MB&T Pension Plan) that was frozen on June 9, 2003 and no additional benefits accrued subsequent to that date.  We have notified all plan participants that we have terminated this plan effective August 1, 2011.  We have liquidated the securities the plan held, deposited the proceeds into interest bearing certificates of deposit and a money market account and expect to distribute the remaining balances prior to December 31, 2012.  As of December 31, 2011, expected future benefit payments to be paid in 2012 are $2,052,353.  We are unable to predict any income or loss that may occur as a result of the termination.  At this time we do not expect to incur any significant expenses with the termination of this plan.

The MB&T Pension Plan covered substantially all employees of MB&T who had completed one year of service and reached twenty-one years of age.  Employees with five or more years of vested service were entitled to annual pension benefits beginning at normal retirement age of sixty five equal to the sum of 0.75% of final average earnings plus 0.60% of final average earnings in excess of covered compensation, multiplied by credited service not greater than thirty years.  The MB&T Pension Plan permitted early retirement at age 55 or over with the completion of five years of vesting service.  The annual early retirement benefit is the deferred vested benefit, reduced by one half of one percent for each month the actual retirement date precedes the normal retirement date.  The normal form of pension benefit was a benefit payable during the lifetime of the retired participant and surviving spouse beneficiary.

Net period pension cost (income) for the Pension Plan is as follows:

Years Ended December 31,	2011	2010	2009
Interest cost	$ 164,889	$ -	$ -
Settlement cost	27,023	-	-
Net periodic pension cost	$ 191,912	$ -	$ -

15.Retirement and Employee Stock Ownership Plans (Continued)

The following table outlines the financial status of the Pension Plan since the acquisition date and year end:

Change in Benefit Obligations	December 31, 2011	Acquisition April 1, 2011
Projected benefit obligation at beginning of year	$ 3,757,870	$ 3,740,701
Service Cost	-	-
Interest Cost	164,889	54,963
Actual return	-	-
Actuarial (gain) loss	1,734	-
Benefits paid	(2,046,815)	(37,794)
Projected benefit obligation at end of year	1,877,678	3,757,870
Change in Plan Assets
Fair value of plan assets at beginning of year	5,002,673	5,056,343
Actual return on plan assets	(47,629)	(15,876)
Employer contribution	-	-
Benefits paid	(2,046,815)	(37,794)
Fair value of plan assets at end of year	2,908,229	5,002,673
Funded status at end of year	$ 1,030,551	$ 1,244,803

Amounts recognized in balance sheet
Non-current assets	$ 1,030,551	$ 1,244,803
Current liabilities	-	-
Non-current liabilities	-	-
	$ 1,030,551	$ 1,244,803

Amounts recognized in accumulated other comprehensive income
Net (gain) loss	$ 49,363	$ 730,215
Acquisition effect	-	(730,215)
Settlement effect	(27,023)	-
Prior service cost (credit)	-	-
Total	$ 22,340	$ -

The weighted average assumptions used to determine net periodic pension costs and the accumulated benefits are as follows:

	December 31, 2011	April 1, 2011
Discount rate	5.50%	6.00%
Long term rate of return on assets	0.00%	0.00%
Salary increases	0.00%	0.00%

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

9.FAIR VALUE MEASUREMENTS

On January 1, 2008, we adopted FASB ASC Topic 820 Fair Value Measurements and Disclosures which defines fair value as the price that participants would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability, or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction.  Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.

We value investment securities classified as available for sale at fair value.

The fair value hierarchy established in FASB ASC Topic 820 defines three input levels for fair value measurement.  Level 1 is based on quoted market prices in active markets for identical assets.  Level 2 is based on significant observable inputs other than those in Level 1.  Level 3 is based on significant unobservable inputs.

We value investment securities classified as available for sale and Sallie Mae (SLMA) equity securities (included in equity securities) at fair value on a recurring basis.  We value treasury securities and SLMA equity securities under Level 1, and collateralized mortgage obligations, agency securities, government sponsored entity securities, and some agency securities under Level 2.  At June 30, 2012 and December 31, 2011, we established values for available for sale investment securities as follows (000’s);

	June 30, 2012	December 31, 2011
Investment securities available for sale:
Level 1 inputs	$1,254	$24,450
Level 2 inputs	167,249	137,335
Level 3 inputs	-	-
Investment securities available for sale	$168,503	$161,785

SLMA stock:
Level 1 inputs	$247	$262
SLMA stock	$247	$262

Our valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes our methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value.  Furthermore, we have not comprehensively revalued the fair value amounts since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the above presented amounts.

We also measure certain non-financial assets such as other real estate owned and repossessed or foreclosed property at fair value on a non-recurring basis. Generally, we estimate the fair value of these items using Level 2 inputs based on observable market data or Level 3 inputs based on discounting criteria.  As of June 30, 2012 and December 31, 2011, we estimated the fair value of foreclosed assets using Level 2 inputs to be $3,490,730 and $4,004,609, respectively.  We determined these Level 2 inputs based on appraisal evaluations, offers to purchase and/or appraisals that we obtained from an outside third party during the preceding twelve months.  As a result of the acquisition of Maryland Bankcorp, we have segmented the other real estate owned into two components, real estate obtained as a result of loans originated by Old Line Bank (legacy) and other real estate acquired from MB&T or obtained as a result of loans originated by MB&T (acquired).

The following outlines the transactions in other real estate owned:

Other Real Estate Owned

Six months ended June 30, 2012	Legacy	Acquired	Total
Beginning balance	$1,871,832	$2,132,777	$4,004,609
Transferred in	-	191,921	191,921
Investment in improvements	-	15,525	15,525
Write down in value	(220,000)	(61,000)	(281,000)
Sales/deposits on sales	(604)	(439,721)	(440,325)
Total end of period	$1,651,228	$1,839,502	$3,490,730

We use the following methodologies for estimating fair values of financial instruments that we do not measure on a recurring basis.  The estimated fair values of financial instruments equal the carrying value of the instruments except as noted.

Investment Securities-We base the fair values of investment securities upon quoted market prices or dealer quotes.

Loans-We estimate the fair value of loans by discounting future cash flows using current rates for which we would make similar loans to borrowers with similar credit histories.  We then adjust this calculated amount for any credit impairment.

Interest bearing deposits-The fair value of demand deposits and savings accounts is the amount payable on demand.  We estimate the fair value of fixed maturity certificates of deposit using the rates currently offered for deposits of similar remaining maturities.

Long and short term borrowings-The fair value of long and short term fixed rate borrowings is estimated by discounting the value of contractual cash flows using rates currently offered for advances with similar terms and remaining maturities.

Loan Commitments, Standby and Commercial Letters of Credit-Lending commitments have variable interest rates and “escape” clauses if the customer’s credit quality deteriorates.  Therefore, the fair value of these items is insignificant and we have not included these in the following table.

	June 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Level 1 inputs:
Investment securities	$1,253,750	$1,253,750	$24,450,070	$24,450,070
Level 2 inputs:
Investment securities	167,249,033	167,249,033	137,334,765	137,334,765
Level 3 inputs:
Loans, net	573,146,131	580,096,070	539,297,666	547,218,763

Financial liabilities
Level 3 inputs:
Interest bearing deposits	$532,956,475	$533,868,583	$520,629,456	$522,248,781
Short term borrowings	41,955,385	42,092,854	38,672,657	38,967,244
Long term borrowings	6,239,129	6,460,903	6,284,479	6,452,391

Under ASC Topic 825, entities may choose to measure eligible financial instruments at fair value at specified election dates.  The fair value measurement option (i) may be applied instrument by instrument, with certain exceptions (ii) is generally irrevocable and (iii) is applied only to entire instruments and not to portions of instruments.  We must report in earnings unrealized gains and losses on items for which we have elected the fair value measurement option at each subsequent reporting date.  We measure certain financial assets and financial liabilities at fair value on a non-recurring basis.  These assets and liabilities are subject to fair value adjustments in certain circumstances such as when there is evidence of impairment.  We did not have any financial assets or liabilities measured at fair value on a non-recurring basis during the six months ended June 30, 2012 or year ended December 31, 2011.

18.Fair Value Measures

FASB ASC Topic 820 Fair Value Measurements and Disclosures defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability, or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction.  Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.  The Bank values investment securities classified as available for sale at fair value.  The fair value hierarchy established in FASB ASC Topic 820 defines three input levels for fair value measurement.  Level 1 is based on quoted market prices in active markets for identical assets.  Level 2 is based on significant observable inputs other than those in Level 1.  Level 3 is based on significant unobservable inputs.

We value investment securities classified as available for sale at fair value on a recurring basis.  We value treasury securities, municipalities, government sponsored entity securities, and some agency securities under Level 1, and collateralized mortgage obligations and some agency securities under Level 2.  At December 31, 2011, we established values for available for sale investment securities as follows (000’s);

December 31,	2011	2010	2009
Level 1 inputs	$ 24,450	$ 2,111	$ 4,708
Level 2 inputs	137,335	30,939	23,305
Level 3 inputs	-	-	-
Investment securities available for sale	$ 161,785	$ 33,050	$ 28,013

Our valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes our methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value.  Furthermore, we have not comprehensively revalued the fair value amounts since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the above presented amounts.

We value other real estate owned at fair value on a non-recurring basis.  We measure other real estate owned at fair value less cost to sell.  As of December 31, 2011, the fair value of foreclosed assets was estimated to be $4,004,609.  We determined fair value based on offers to purchase and/or appraisals.  We based the cost to sell real estate on standard market factors.  We categorize foreclosed real estate as Level 3.    As a result of the acquisition of Maryland Bankcorp, we have segmented the other real estate owned into two components, real estate obtained as a result of loans originated by the Bank (legacy) and other real estate owned acquired from MB&T or obtained as a result of loans originated by MB&T (acquired).

18.Fair Value Measures (Continued)

The following outlines the transactions in other real estate owned for the year ended December 31, 2011.

Other Real Estate Owned
	Legacy	Acquired	Total
Beginning balance	$ 1,153,039	$ -	$ 1,153,039
Beginning acquired	-	1,834,451	1,834,451
Transferred in	825,290	289,000	1,114,290
Investment in improvements	-	88,965	88,965
Write down in value	(100,000)	-	(100,000)
Sales	(6,497)	(79,639)	(86,136)
Total end of period	$ 1,871,832	$ 2,132,777	$ 4,004,609

            We use the following methodologies for estimating fair values of financial instruments that we do not measure on a recurring or non-recurring basis.  The estimated fair values of financial instruments equal the carrying value of the instruments except as noted.

Time deposits-The fair value of time deposits in other banks is an estimate determined by discounting future cash flows using current rates offered for deposits of similar remaining maturities.

Investment securities-The fair values of investment securities are based upon quoted market prices or dealer quotes.

Loans-The fair value of fixed rate loans is an estimate determined by discounting future cash flows using current rates for which the Bank would make similar loans to borrowers with similar credit histories. The book value of variable rate loans equals the fair value.

Interest bearing deposits-The fair value of demand deposits and savings accounts is the amount payable on demand.  The fair value of fixed maturity certificates of deposit is an estimate using the rates currently offered for deposits of similar remaining maturities.

Long and short term borrowings-The fair value of long and short term fixed rate borrowings is estimated by discounting the value of contractual cash flows using rates currently offered for advances with similar terms and remaining maturities.

Loan commitments, Standby and Commercial letters of credit-Lending commitments have variable interest rates and “escape” clauses if the customer’s credit quality deteriorates.  Therefore, the fair value of these items is insignificant and is not included in the following table.

18.Fair Value Measures (Continued)

	Carrying amount	Fair value
December 31, 2011
Financial assets
Time deposits	$ -	$ -
Investment securities	161,784,835	161,784,835
Loans	539,297,666	547,218,763

Financial liabilities
Interest bearing deposits	520,629,456	522,248,781
Short term borrowings	38,672,657	38,967,244
Long term borrowings	6,284,479	6,452,391
December 31, 2010
Financial assets
Time deposits	$ 297,000	$ 297,482
Investment securities	54,786,264	55,015,376
Loans	299,606,430	301,862,245

Financial liabilities
Interest bearing deposits	$ 273,032,442	$ 274,003,958
Short term borrowings	5,669,332	5,669,332
Long term borrowings	16,371,947	10,618,094
December 31, 2009
Financial assets
Time deposits	$ 15,031,102	$ 15,491,899
Investment securities	33,819,455	34,089,713
Loans	265,008,669	269,907,318

Financial liabilities
Interest bearing deposits	$ 245,464,373	$ 247,456,675
Short term borrowings	16,149,939	16,297,360
Long term borrowings	16,454,067	17,261,757

Accounting Standards Updates	3 Months Ended
Jun. 30, 2012
Accounting Standards Updates [Abstract]
Accounting Standards Updates

10.ACCOUNTING STANDARDS UPDATES

ASU No. 2011-02 “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring” amends FASB ASC 310-40 “Troubled Debt Restructurings by Creditors”.  The amendments specify that in evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following conditions exist:  the restructuring constitutes a concession and the debtor is experiencing financial difficulties.  The amendments clarify the guidance on these points and give examples of both conditions.  This update became effective for interim or annual reporting periods beginning on or after June 15, 2011.  We have included the required disclosures in Note 5.

ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements amends FASB ASC 860-10, “Transfers and Servicing-Overall”.  The amendments remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial asset on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion.  This update became effective for interim and annual reporting periods beginning on or after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” amends FASB ASC 820 “Fair Value Measurement”.  The amendments will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”).  Among the many areas affected by this update are the concept of highest and best use, the fair value of an instrument included in stockholder’s equity and disclosures about fair value measurement, particularly disclosures about fair value measurements categorized within Level 3 of the fair value hierarchy.  This update became effective for the interim and annual reporting periods beginning after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

ASU No. 2011-05 “Presentation of Comprehensive Income” amends FASB ASC 220 “Comprehensive Income”.  The amendments in this update eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity.  An entity will have the option to present the total comprehensive income as part of the statement of changes in stockholders’ equity.  An entity will have the option to present the total comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  An entity will be required to present the face of financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income.  This update becomes effective for interim and annual reporting periods beginning after December 15, 2011.  Included in our consolidated financial statements is a separate statement that outlines the components of comprehensive income.

ASU No. 2011-08 “Intangibles-Goodwill and Other Testing Goodwill for Impairment” amends Topic 350 “Intangibles-Goodwill and Other” to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two step impairment test by calculating the fair value of the reporting unit comparing the fair value with the carrying amount of the reporting unit.  This amendment is effective for annual and interim impairment tests beginning after December 15, 2011 and did not have a material impact on our consolidated financial statements or results of operations.

ASU 2011-11 “Balance Sheet-Disclosures about Offering Assets and Liabilities” amends Topic 210 “Balance Sheet” to require an entity to disclose both gross and net information about financial instruments such as sales and repurchase agreements and reverse sale and repurchase agreement and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the statement of financial position and/or subject to a master netting arrangement or similar agreement.  ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and we do not expect that it will have a material impact on our consolidated financial statements or results of operations.

ASU 2011-12 “Comprehensive Income-Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update 2011-05” defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to re-deliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of the reclassification out of accumulated other comprehensive income.  ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05.  All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12.  ASU 2011-12 is effective for annual and interim periods beginning after December 15, 2011 and it did not have a material impact on our consolidated financial statements or results of operations.

Acquisition Of Maryland Bankcorp, Inc.	12 Months Ended
Dec. 31, 2011
Acquisition Of Maryland Bankcorp, Inc. [Abstract]
Acquisition Of Maryland Bankcorp, Inc.

2.         Acquisition of Maryland Bankcorp, Inc.

On April 1, 2011, Bancshares acquired Maryland Bankcorp, Inc. (Maryland Bankcorp) the parent company of Maryland Bank & Trust Company, N.A. (MB&T). We converted each share of common stock of Maryland Bankcorp into the right to receive, at the holder’s election, $29.11 in cash or 3.4826 shares of Bancshares’ common stock.  We paid cash for any fractional shares of Bancshares’ common stock and an aggregate cash consideration of $1.0 million.  The total merger consideration was $18.8 million.

In connection with the acquisition, MB&T was merged with and into Old Line Bank, with Old Line Bank the surviving bank.

2.         Acquisition of Maryland Bankcorp, Inc. (Continued)

As required by the acquisition method of accounting, we have adjusted the acquired assets and liabilities of Maryland Bankcorp to their estimated fair value on the date of acquisition and added them to those of Bancshares.  Based on management’s preliminary valuation of the fair value of tangible and intangible assets acquired and liabilities assumed, which we have based on estimates and assumptions that are subject to change, we have allocated the purchase price for Maryland Bankcorp as follows:

April 1, 2011	(000's)
Cash and cash equivalents	$ 41,967
Investment securities	71,434
Loans	190,826
Restricted equity securities	1,575
Premises and equipment	4,457
Accrued interest receivable	1,129
Prepaid taxes	1,231
Deferred income taxes	8,175
Bank owned life insurance	7,504
Prepaid pension costs	1,245
Other real estate owned	1,834
Other assets	3,398
Deposits	(297,506)
Short term borrowings	(19,394)
Deferred compensation	(3,330)
Accrued expenses & liabilities	(2,355)
Net tangible assets acquired	12,190
Definite lived intangible assets acquired	5,003
Goodwill(1)	634
Net intangible assets acquired	5,637
Cash consideration	1,000
Total purchase price	$ 18,827

(1) Within the measurement period, goodwill was increased $492,070 due to final measurement of liabilities associated with the acquisition.

2.         Acquisition of Maryland Bankcorp, Inc. (Continued)

We have not included any provision for loan losses during the period for loans acquired from MB&T.  In accordance with accounting for business combinations, we included the credit losses evident in the loans in the determination of the fair value of loans at the date of acquisition and eliminated the allowance for loan losses maintained by MB&T at acquisition date. The following table presents the fair value adjustments to the loans and other real estate owned:

Fair Value of Acquired
Loans & Other Real Estate Owned

Loan & Other Real Estate Owned Fair Value Adjustments	April 1, 2011	Accretion To Income	Other(1)	December 31, 2011
Gross Loans	$ 208,504,534	$ -	$ -	$ 150,290,449
Real estate loans	(16,845,440)	1,725,898	1,082,235	(14,037,307)
Commercial loans	(788,359)	150,497	8,640	(629,222)
Consumer loans	(44,694)	3,624	(2)	(41,072)
Total Fair Value Adjustments Loans	(17,678,493)	1,880,019	1,090,873	(14,707,601)
Fair Value of Acquired Loans	$ 190,826,041			$ 135,582,848

Other real estate owned	$ 5,394,870	$ -	$ -	$ 6,177,407
Fair value adjustments other real estate owned	(3,560,419)	344,425	(828,635)	(4,044,629)
Fair value other real estate owned	$ 1,834,451			$ 2,132,778

(1)	Transferred, sold or charged off.

Prior to the end of the measurement period, April 1, 2012, if additional information becomes available which indicates the purchase price allocations require adjustments, we will include such adjustments in the purchase price allocation retrospectively.

1.	Acquisition of Maryland Bankcorp, Inc. (Continued)

Core Deposit Intangible

Of the total estimated purchase price, we have allocated an estimate of $12.2 million to net tangible assets acquired and we have allocated $5.0 million to the core deposit intangible which is a definite lived intangible asset. We will amortize the core deposit intangible on an accelerated basis over its estimated useful life of 18 years as follows:

Years ended December 31,	Core Deposit Premium
2011	$ 584,024
2012	727,422
2013	659,052
2014	590,682
2015	522,312
2016	453,941
2017	385,571
2018	317,201
2019	248,831
2020	177,935
2021	125,459
2022	88,601
2023	52,521
2024	26,794
2025	17,740
2026	13,010
2027	8,279
2028	3,105
2029	447
Total	$ 5,002,927

We have allocated the remaining purchase price to goodwill. We will evaluate goodwill annually for impairment.  The goodwill will not be deductible for tax purposes.

2.         Acquisition of Maryland Bankcorp, Inc. (Continued)

            Pro Forma Results

            The following schedule includes consolidated statements of income data for the unaudited pro forma results for the periods ended December 31, 2011, 2010 and 2009 as if the MB&T acquisition had occurred as of the beginning of the periods presented (000’s).

Years Ended December 31,	2011	2010	2009
Net interest income	$ 27,102	$ 28,441	$ 25,246
Other non-interest revenue	2,741	3,940	4,107
Total revenue	29,843	32,381	29,353
Provision expense	1,800	5,021	900
Other non-interest expense	20,812	26,256	23,543
Income before income taxes	7,231	1,104	4,910
Income tax expense	1,945	376	1,714
Net income	5,286	728	3,196
Less: Net income (loss attributable to the non-controlling interest)	(148)	(73)	87
Net income available to Old Line Bancshares, Inc.	5,434	801	3,109
Preferred stock dividend and discount accretion	-	-	486
Net income available to common stockholders	5,434	801	2,623
Basic earnings per share	$ 0.80	$ 0.14	$ 0.46
Diluted earnings per share	$ 0.79	$ 0.14	$ 0.46

We have presented the pro forma financial information for illustrative purposes only and it is not necessarily indicative of the financial results of the combined companies if we had actually completed the acquisition at the beginning of the periods presented, nor does it indicate future results for any other interim or full year period.  Pro forma basic and diluted earnings per common share were calculated using Bancshares’ actual weighted average shares outstanding for the periods presented, plus the incremental shares issued, assuming the acquisition occurred at the beginning of the periods presented.

The following is an outline of the expenses that we have incurred during the years ended December 31, 2010 and 2011 in conjunction with the merger:

Years ended December 31,	2011	2010
Data processing	$ 64,811	$ 132,500
Salaries	203,600	96,729
MB&T Director Compensation	87,500	-
Advisory & legal fees	218,410	345,140
	$ 574,321	$ 574,369

Cash And Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Equivalents [Abstract]
Cash And Equivalents

3.Cash and Equivalents

            The Bank may carry balances with other banks that exceed the federally insured limit. The average balance exceeded the federally insured limit by $11,327,498 in 2011, by $13,403,045 in 2010 and by $11,263,538 in 2009.  The Bank also sells federal funds on an unsecured basis to the same banks.  The average balance sold was $4,511,838, $2,720,879 and $458,457 in 2011, 2010 and 2009, respectively.  Federal banking regulations require banks to carry non-interest bearing cash reserves at specified percentages of deposit balances. The Bank's normal amount of cash on hand and on deposit with other banks is sufficient to satisfy the reserve requirements.

Credit Commitments	12 Months Ended
Dec. 31, 2011
Credit Commitments [Abstract]
Credit Commitments

5.Credit Commitments

            The Bank is party to financial instruments with off balance sheet risk in the normal course of business in order to meet the financing needs of customers.  These financial instruments include commitments to extend credit, available credit lines and standby letters of credit.

December 31,	2011	2010	2009

Commitments to extend credit and available credit lines:

Commercial	$ 46,966,082	$ 34,484,923	$ 21,153,839
Construction	21,397,858	11,512,287	14,573,064
Consumer	13,195,158	7,256,092	9,014,671

	$ 81,559,098	$ 53,253,302	$ 44,741,574

Standby letters of credit	$ 8,226,104	$ 7,900,689	$ 3,882,806

Loan commitments and lines of credit are agreements to lend to a customer as long as there is no violation of any condition to the contract.  Loan commitments generally have fixed expiration dates, and may require payment of a fee.  Lines of credit generally have variable interest rates and fixed expiration dates.  Such lines do not represent future cash requirements because it is unlikely that all customers will draw upon their lines in full at any time.  Letters of credit are commitments issued to guarantee the performance of a customer to a third party.

The Bank's exposure to credit loss in the event of nonperformance by the customer is the contractual amount of the commitment.  Loan commitments, lines of credit, and letters of credit are made on the same terms, including collateral, as outstanding loans.  Management is not aware of any accounting loss it would incur by funding its outstanding commitments.

Equity Securities	12 Months Ended
Dec. 31, 2011
Equity Securities [Abstract]
Equity Securities

7.Equity Securities

            We own the following equity securities:

December 31,	2011	2010	2009

Federal Reserve Bank stock	$ 1,572,900	$ 827,050	$ 1,037,050
Atlantic Central Bankers Bank stock	119,500	12,000	12,000
Federal Home Loan Bank stock	1,739,300	1,548,700	1,733,600
ACBB BITS stock	100,000	-	-
SLMA stock	261,845	-	-
Maryland Financial Bank stock	152,497	175,000	175,000
Total	$ 3,946,042	$ 2,562,750	$ 2,957,650

We have recorded these securities at cost and have evaluated them for other than temporary impairment.   For the twelve months ended December 31, 2011, we recorded a permanent impairment on the Maryland Financial Bank stock of $122,500 and charged off acquired Federal National Mortgage Association stock in the amount of $539.

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

9.Premises and Equipment

            A summary of our premises and equipment and the related depreciation follows:

December 31,	Useful lives	2011	2010	2009

Land		$ 4,300,943	$ 3,207,423	$ 3,207,423
Building	5-50 years	15,244,033	12,085,285	12,042,540
Leasehold improvements	3-30 years	4,268,268	2,225,181	2,171,310
Furniture and equipment	3-23 years	3,725,355	2,623,752	2,384,207
		27,538,599	20,141,641	19,805,480
Accumulated depreciation		4,323,170	3,274,080	2,479,381
Net premises and equipment		$ 23,215,429	$ 16,867,561	$ 17,326,099

Depreciation expense		$ 1,080,364	$ 794,494	$ 676,127

Computer software included in other assets, and related amortization, are as follows:

December 31,	Useful lives	2011	2010	2009

Cost	3 years	$ 339,744	$ 224,028	$ 224,028
Accumulated amortization		235,423	217,519	204,280
Net computer software		$ 104,321	$ 6,509	$ 19,748

Amortization expense		$ 17,904	$ 13,239	$ 23,218

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

10.Deposits

            Major classifications of interest bearing deposits are as follows:

December 31,	2011	2010	2009

Money market and NOW	$ 123,906,736	$ 70,997,729	$ 43,424,979
Savings	60,653,977	9,504,226	7,578,780
Other time deposits-$100,000 and over	205,589,956	67,580,248	58,681,241
Other time deposits	130,478,787	124,950,239	135,779,373
	$ 520,629,456	$ 273,032,442	$ 245,464,373

Time deposits mature as follows:

December 31,	2011	2010	2009

Within three months	$ 93,800,169	$ 59,635,580	$ 63,785,047
Over three to twelve months	124,512,418	71,565,952	82,433,333
Over one to three years	102,217,412	52,512,370	42,526,579
Over three to five years	15,538,744	8,816,585	5,715,655
	$ 336,068,743	$ 192,530,487	$ 194,460,614

10.        Deposits (Continued)

Interest on deposits for the years ended December 31, 2011, 2010 and 2009, consisted of the following:

December 31,	2011	2010	2009

Money market and NOW	$ 615,337	$ 480,613	$ 171,476
Savings	154,573	27,487	25,602
Other time deposits - $100,000 and over	1,898,868	1,464,554	1,608,367
Other time deposits	1,720,916	1,947,684	2,747,654
	$ 4,389,694	$ 3,920,338	$ 4,553,099

Short Term Borrowings	12 Months Ended
Dec. 31, 2011
Short Term Borrowings [Abstract]
Short Term Borrowings

11.        Short Term Borrowings

            Bancshares has available an unsecured $3.0 million line of credit. The Bank has available lines of credit including overnight federal funds and reverse repurchase agreements from its correspondent banks totaling $29.5 million as of December 31, 2011.  The Bank has an additional secured line of credit from the Federal Home Loan Bank of Atlanta (FHLB) of $241.0 million.  Prior to allowing the Bank to borrow under the line of credit, the FHLB requires that the Bank provide collateral to support borrowings.  At December 31, 2011, we had provided $72.3 million in collateral value and as outlined below have borrowed $10.0 million.  We have additional available borrowing capacity of $62.3 million.  We may increase this availability by pledging additional collateral.  As a condition of obtaining the line of credit from the FHLB, the FHLB also requires that the Bank purchase shares of capital stock in the FHLB.

Short term borrowings consist of promissory notes or overnight repurchase agreements sold to the Bank’s customers, federal funds purchased and advances from the FHLB.

            The Bank sells short term promissory notes to its customers. These notes re-price daily and have maturities of 270 days or less.  Federal funds purchased are unsecured, overnight borrowings from other financial institutions.  Short term borrowings from the FHLB have a remaining maturity of less than one year.

11.        Short Term Borrowings (Continued)

Information related to short term borrowings is as follows:

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
Short term promissory notes	$ 7,784,561	0.20%	$ 5,669,332	0.50%	$ 11,149,939	0.50%
Repurchase agreements	20,888,096	0.50%	-		-
FHLB advance due Nov. 2010	-		-		5,000,000	3.66%
FHLB advance due Dec. 2012	5,000,000	3.36%	-		-
FHLB advance due Dec. 2012	5,000,000	3.12%	-		-
Total	$ 38,672,657		$ 5,669,332		$ 16,149,939

Average for the year
Short term promissory notes	$ 8,917,822	0.13%	$ 17,103,742	0.68%	$ 14,928,390	0.62%
Repurchase agreements	20,888,096	0.50%	-		-
Federal funds purchased	-		-		603
FHLB advance due Nov. 2010	-		4,566,438	3.66%	1,837,268	3.66%
FHLB advance due Dec. 2012	260,274	3.36%	-		-
FHLB advance due Dec. 2012	164,384	3.12%	-		-
Total	$ 30,230,576		$ 21,670,180		$ 16,766,261

At December 31, 2011, the book and market values of securities pledged as collateral for repurchase agreements were $30,618,545 and $31,537,558, respectively.

Long Term Borrowings	12 Months Ended
Dec. 31, 2011
Long Term Borrowings [Abstract]
Long Term Borrowings

12.Long Term Borrowings

The Senior note is an obligation of Pointer Ridge.  It has a 10 year fixed interest rate of 6.28% and matures on September 5, 2016.

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
FHLB advance due Dec. 2012	$ -	-%	$ 5,000,000	3.358%	$ 5,000,000	3.358%
FHLB advance due Dec. 2012	-	-	5,000,000	3.119	5,000,000	3.119
Senior note	6,284,479	6.280	6,371,947	6.280	6,454,067	6.280
Total	$ 6,284,479		$ 16,371,947		$ 16,454,067

Average for the year
FHLB advance due Nov. 2010	$ -	-%	$ -	-%	$ 4,561,644	3.660%
FHLB advance due Dec. 2012	4,739,726	3.358	5,000,000	3.358	5,000,000	3.358
FHLB advance due Dec. 2012	4,835,616	3.119	5,000,000	3.119	5,000,000	3.119
Senior note, fixed at 6.28%	6,324,792	6.280	6,409,188	6.280	6,489,559	6.280
Total	$ 15,900,134		$ 16,409,188		$ 21,051,203

12.Long Term Borrowings (Continued)

Principal payments on long term debt obligations are due as follows:

Year	Amount
2012	$ 94,385
2013	100,555
2014	107,130
2015	114,134
2016	5,868,275
Remaining	-
$ 6,284,479

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

13.Related Party Transactions

            The Bank has entered into various transactions with firms in which owners are also members of the Board of Directors.  Fees charged for these services are at similar rates charged by unrelated parties for similar work.  Amounts paid to these related parties totaled $188,250, $369 and $21,566, during the years ended December 31, 2011, 2010 and 2009, respectively.

            Effective November 1, 2008, we purchased Chesapeake Custom Homes, L.L.C.’s 12.5% membership interest in Pointer Ridge for the book value of $205,000.  This purchase increased Bancshares’ membership interest from 50.0% to 62.5%.  Frank Lucente, a director of Bancshares and the Bank, is the President and 52.0% stockholder of Lucente Enterprises, Inc.  Lucente Enterprises, Inc. is the manager and majority member of Chesapeake Custom Homes, L.L.C.  Lucente Enterprises has retained its 12.5% membership interest in Pointer Ridge.  In 2011, 2010 and 2009, the Bank paid Pointer Ridge $558,558, $542,290 and $526,494 in lease payments, respectively.

The directors, executive officers and their affiliated companies maintained deposits with the Bank of $5,955,165, $8,721,286, and $8,798,695 at December 31, 2011, 2010 and 2009, respectively.

The schedule below summarizes changes in amounts of loans outstanding to directors and executive officers or their affiliated companies:

December 31,	2011	2010	2009

Balance at beginning of year	$ 2,002,458	$ 1,464,115	$ 889,630
Additions	138,477	683,400	967,630
Repayments	(307,641)	(145,057)	(393,145)
Balance at end of year	$ 1,833,294	$ 2,002,458	$ 1,464,115

In addition to the outstanding balances, the directors and executive officers or affiliated companies have $292,074 in unused commitments as of December 31, 2011.  In the opinion of management, these transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

Capital Standards	12 Months Ended
Dec. 31, 2011
Capital Standards [Abstract]
Capital Standards

16.Capital Standards

            The Federal Deposit Insurance Corporation and the Federal Reserve Board have adopted risk based capital standards for banking organizations.  These standards require ratios of capital to assets for minimum capital adequacy and to be classified as well capitalized under prompt corrective action provisions.  As of December 31, 2011, 2010 and 2009, the capital ratios and minimum capital requirements are as follows:

			Minimum capital		To be well
	Actual		adequacy		capitalized
December 31, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in 000's)
Total capital (to risk weighted assets)
Consolidated	$ 64,339	11.3%	$ 45,715	8.0%	$ 57,143	10.0%
Old Line Bank	$ 63,467	11.1%	$ 45,651	8.0%	$ 57,064	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 60,597	10.6%	$ 22,857	4.0%	$ 34,286	6.0%
Old Line Bank	$ 59,726	10.5%	$ 22,825	4.0%	$ 34,238	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 60,597	7.8%	$ 31,155	4.0%	$ 38,943	5.0%
Old Line Bank	$ 59,726	7.7%	$ 31,155	4.0%	$ 38,943	5.0%

December 31, 2010	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 39,249	12.4%	$ 25,362	8.0%	$ 31,703	10.0%
Old Line Bank	$ 37,960	12.0%	$ 25,232	8.0%	$ 31,540	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 36,781	11.6%	$ 12,681	4.0%	$ 19,022	6.0%
Old Line Bank	$ 35,492	11.3%	$ 12,616	4.0%	$ 18,924	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 36,781	9.2%	$ 16,057	4.0%	$ 20,071	5.0%
Old Line Bank	$ 35,492	8.9%	$ 15,991	4.0%	$ 19,989	5.0%

December 31, 2009	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total capital (to risk weighted assets)
Consolidated	$ 38,053	13.7%	$ 22,239	8.0%	$ 27,799	10.0%
Old Line Bank	$ 36,444	12.8%	$ 22,700	8.0%	$ 28,385	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	$ 35,571	12.8%	$ 11,120	4.0%	$ 16,679	6.0%
Old Line Bank	$ 33,962	12.0%	$ 11,354	4.0%	$ 17,031	6.0%
Tier 1 capital (to average assets)
Consolidated	$ 35,571	10.0%	$ 14,228	4.0%	$ 17,785	5.0%
Old Line Bank	$ 33,962	9.6%	$ 14,181	4.0%	$ 17,727	5.0%

Tier 1 capital consists of common and preferred stock, additional paid-in capital and retained earnings.  Total capital includes a limited amount of the allowance for loan losses.  In calculating risk weighted assets, specified risk percentages are applied to each category of asset and off balance sheet items.

Failure to meet the capital requirement could affect our ability to pay dividends and accept deposits and may significantly affect our operations.

In the most recent regulatory report, we were categorized as well capitalized under the prompt corrective action regulations.  Management knows of no events or conditions that should change this classification.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

17.        Commitments and Contingencies

As of December 31, 2011, we leased 14 branch locations and 5 loan production offices from non-related parties under lease agreements expiring through 2040.  We lease our corporate headquarters and one branch location from Pointer Ridge.  Each of the leases provides extension options.

The approximate future minimum lease commitments under the operating leases as of December 31, 2011, are presented below.  We have eliminated 62.5% of lease commitments to Pointer Ridge in consolidation.

Year	Amount

2012	$ 1,371,748
2013	1,275,544
2014	1,234,023
2015	1,230,024
2016	1,261,422
Remaining	10,365,541
$ 16,738,302

            Rent expense was $1,172,843, $521,637 and $475,113 for the years ended December 31, 2011, 2010, and 2009, respectively.

On August 25, 2006, Pointer Ridge entered into a loan agreement with an unrelated bank, in an original principal amount of $6.6 million to finance the commercial office building located at 1525 Pointer Ridge Place, Bowie, Maryland.  We lease approximately half of this building for our main office and operate a branch from this address.  Pursuant to the terms of a guaranty between the bank and Bancshares dated August 25, 2006, Bancshares has guaranteed up to 62.5% of the loan amount plus costs incurred by the lender resulting from any acts, omissions or alleged acts or omissions.

            In the normal course of business, the Bank is involved in various legal proceedings.  In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the Bank's financial statements.

Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses

19.        Other Operating Expenses

Other operating expenses that are significant are as follows:

Years Ended December 31,	2011	2010	2009
Advertising	$ 150,735	$ 61,816	$ 41,787
Audit & exam fees	120,498	84,500	60,500
Branch security costs	110,216	57,940	44,020
Business development	202,878	138,360	116,819
Consulting fees	120,741	-	-
Director fees	244,016	220,533	137,698
Internet banking	267,503	64,033	45,275
Janitorial	156,930	83,425	74,447
Organizational & legal expenses	342,400	79,305	68,491
Other real estate owned expense	293,450	72,153	-
Pointer Ridge other operating	562,223	413,484	405,868
Stationery & supplies	213,136	76,145	64,037
Telephone	464,786	60,683	57,513
Travel & Accomodations	77,767	52,768	41,859
Other	1,811,875	710,655	706,507
Total	$ 5,139,154	$ 2,175,800	$ 1,864,821

Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Parent Company Financial Information

20.        Parent Company Financial Information (Continued)

The balance sheets, statements of income, and statements of cash flows for Bancshares (Parent Company) follow:

Old Line Bancshares, Inc.
Balance Sheets
December 31,	2011	2010	2009
Assets
Cash and due from banks	$ 35,146	$ 12,097	$ 95,232
Loans	-	272,889	275,920
Investment in real estate LLC	761,121	1,008,319	1,152,044
Investment in Old Line Bank	67,167,822	35,765,610	34,331,418
Other assets	107,806	132,952	120,918
	$ 68,071,895	$ 37,191,867	$ 35,975,532

Liabilities and Stockholders' Equity
Accounts payable	$ 31,929	$ 138,109	$ 34,628

Stockholders' equity
Common stock	68,177	38,917	38,624
Additional paid-in capital	53,489,075	29,206,617	29,034,954
Retained earnings	12,093,742	7,535,268	6,498,446
Accumulated other comprehensive income	2,388,972	272,956	368,880
	68,039,966	37,053,758	35,940,904
	$ 68,071,895	$ 37,191,867	$ 35,975,532

20.        Parent Company Financial Information (Continued)

Old Line Bancshares, Inc.
Statements of Income
Years Ended December 31,	2011	2010	2009

Interest and dividend revenue
Dividend from Old Line Bank	$ 821,496	$ 465,844	$ 653,067
Interest on money market and certificates of deposit	4,794	797	612
Interest on loans	5,787	20,867	37,019
Total interest and dividend revenue	832,077	487,508	690,698

Non-interest revenue	(247,198)	(121,416)	145,359

Non-interest expense	460,034	491,938	129,134

Income before income taxes	124,845	(125,846)	706,923
Income tax expense (benefit)	(175,662)	(98,394)	21,243
	300,507	(27,452)	685,680

Undistributed net income of Old Line Bank	5,079,464	1,530,116	1,350,470

Net income	$ 5,379,971	$ 1,502,664	$ 2,036,150

20.Parent Company Financial Information (Continued)

Old Line Bancshares, Inc.
Statements of Cash Flows
Years Ended December 31,	2011	2010	2009

Cash flows from operating activities
Interest and dividends received	$ 833,271	$ 487,521	$ 692,352
Income taxes (refund received)	52,161	-	(8,613)
Reimbursement received (cash paid) for operating expenses	(286,601)	(183,983)	(126,231)
	598,831	303,538	557,508
Cash flows from investing activities
Principal collected on loans made	272,889	3,031	275,832
Investment in Old Line Bank	-	-	7,000,000
Return of principal from (investment in) real estate LLC	-	22,309	-
	272,889	25,340	7,275,832
Cash flows from financing activities
Cash and cash equivalents of acquired company	25,239	-	-
Proceeds from stock options exercised, including tax benefit	40,788	53,829	-
Repurchase of preferred stock & warrants	-	-	(7,225,000)
Proceeds from issuance of common stock	6,332,844	-	-
Acquisition cash consideration	(1,022,162)	-	-
Repayment of acquired bank debt	(5,403,883)	-	-
Cash dividends paid-preferred stock	-	-	(213,888)
Cash dividends paid-common stock	(821,497)	(465,842)	(463,483)
	(848,671)	(412,013)	(7,902,371)
Net increase (decrease) in cash and cash equivalents	23,049	(83,135)	(69,031)
Cash and cash equivalents at beginning of year	12,097	95,232	164,263
Cash and cash equivalents at end of year	$ 35,146	$ 12,097	$ 95,232

Reconciliation of net income to net cash provided by operating activities
Net income	$ 5,379,971	$ 1,502,664	$ 2,036,150
Adjustments to reconcile net income to net cash provided by operating activities
Undistributed net income of Old Line Bank	(5,079,464)	(1,530,116)	(1,350,470)
Stock based compensation awards	132,661	118,127	119,711
(Income) loss from investment in real estate LLC	247,198	121,416	(145,359)
Increase (decrease) in other liabilities	16,820	103,481	9,073
(Increase) decrease in other assets	(98,355)	(12,034)	(111,597)
	$ 598,831	$ 303,538	$ 557,508

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

21.Stockholders’ Equity

Stock Options

We have two stock option plans under which we may issue options, the 2004 and 2010 Equity Incentive Plans.  On December 31, 2011, the 2001 Equity Incentive Plan expired.  Our Compensation Committee administers the stock option plans.  As the plans outline, the Compensation Committee approves stock option grants to directors and employees, determines the number of shares, the type of option, the option price, the term (not to exceed 10 years from the date of issuance) and the vesting period of options issued.  The Compensation Committee has approved and we have granted options vesting immediately as well as over periods of two, three and five years.  We recognize the compensation expense associated with these grants over their respective vesting period.  As of December 31, 2011, there were 249,042 shares remaining available for future issuance under the stock option plans.  The source of shares exercised is authorized but unissued shares.

The intrinsic value of the options that directors and officers exercised for the years ended

December 31, 2011, 2010, and 2009 was $29,259, $55,659 and $0, respectively.

A summary of the status of the outstanding options follows:

	2011		2010		2009
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of shares	exercise price	of shares	exercise price	of shares	exercise price

Outstanding, beginning of year	310,151	$ 8.60	299,270	$ 8.50	236,620	$ 9.09
Options granted	23,280	7.82	22,581	7.13	62,650	6.30
Options exercised	(8,100)	4.39	(11,700)	3.44	-	-
Options expired	-	-	-	-	-	-
Outstanding, end of year	325,331	$ 8.65	310,151	$ 8.60	299,270	$ 8.50

	Outstanding options			Exercisable options
Exercise price	Number of shares at December 31, 2011	Weighted average remaining term in years	Weighted average exercise price	Number of shares at December 31, 2011	Weighted average exercise price

$4.18 - $5.00	9,900	1.00	$ 4.94	9,900	$ 4.94
$5.01 - $7.64	85,231	7.34	6.52	85,231	6.52
$7.65 - $8.65	60,580	7.24	7.78	49,394	7.77
$8.66 - $10.00	46,620	2.64	9.74	46,620	9.74
$10.01 - $11.31	123,000	4.31	10.43	121,000	10.42
	325,331	5.31	$ 8.65	312,145	$ 8.66

Intrinsic value of vested exercisable options where the market value exceeds the exercise price		$ 182,355
Intrinsic value of outstanding options where the market value exceeds the exercise price

		$ 185,487

21.Stockholders’ Equity (Continued)

At December 31, 2011, there was $14,219 of total unrecognized compensation cost related to non-vested stock options that we expect to realize over the next two years.   The following table summarizes the fair values of the options granted and weighted-average assumptions used to calculate the fair values.  We used the Black-Scholes option pricing model.

Years Ended December 31,	2011	2010	2009

Expected dividends	1%	2%	2%
Risk free interest rate	3.00%	3.04%	2.15%
Expected volatility	28.40%	27.60%	25.40%
Weighted average volatility	28.45%	27.64%	25.39%
Expected life in years	6.50	6.00	6.8-10.0
Weighted average fair value of options granted	$ 3.00	$ 1.90	$ 1.57

During the twelve months ended December 31, 2011, we granted 8,786 restricted common stock awards.  Of these, 2,457 vested on December 31, 2011, 2,110 will vest on January 27, 2012, 2,110 will vest on January 28, 2013 and 2,109 will vest on January 27, 2014.  During the twelve months ended December 31, 2010, we granted 17,641 restricted common stock awards.  Of these, 3,600 vested on December 31, 2010, 4,680 vested on January 31, 2011, 4,681 will vest on January 28, 2012 and 4,680 will vest on January 28, 2013.  At December 31, 2011, there was $66,365 of total unrecognized compensation cost related to non-vested restricted stock awards that we expect to realize over the next two years.  We did not grant any restricted common stock awards during the twelve months ended December 31, 2009.  A summary of the restricted stock awards during the year follows:

	December 31,		December 31,
	2011		2010
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date fair value		grant date fair value
		fair value		fair value
Nonvested, beginning of period	17,641	$ 7.13	-	$ -
Restricted stock granted	8,786	7.82	17,641	7.13
Restricted stock vested	(10,736)	7.29	-	-
Restricted stock forfeited	-	-	-	-
Nonvested, end of period	15,691	$ 7.41	17,641	$ 7.13

Total fair value of shares vested	$ 78,243	-	-	-

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$ 127,097		$ 142,186
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$ 86,962		$ -

21.Stockholders’ Equity (Continued)

Preferred stock

            On December 5, 2008, Bancshares issued 7,000 shares of Fixed Rate Cumulative Preferred Stock, Series A, $1 par value (“Series A Preferred Stock”) with a liquidation preference per share equal to $1,000 and a ten year warrant to purchase up to 141,892 shares of Bancshares’ common stock, $0.01 par value per share, at an exercise price of $7.40 per share, for a total purchase price of $7 million in cash as part of the Troubled Asset Relief Program-Capital Purchase Program of the U.S. Treasury (“Treasury”).  Bancshares allocated the cash proceeds between the Series A Preferred Stock and the warrant to purchase common stock based on the relative estimated fair values at the date of issuance.

In July of 2009, we repurchased from the Treasury the 7,000 shares of preferred stock that we issued to them.  We paid Treasury $7,058,333 to repurchase the preferred stock which reflects the liquidation value of the preferred stock and $58,333 of accrued but unpaid dividends.  In August 2009, we also repurchased at a fair market value of $225,000 the warrant to purchase 141,892 shares of our common stock.

Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2011
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

22.Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations

Three months ended

(Dollars in thousands except per share data)

2011	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 9,062	$ 9,737	$ 8,874	$ 4,648
Interest expense	1,362	1,393	1,403	1,061
Net interest income	7,700	8,344	7,471	3,587
Provision for loan losses	800	800	50	150
Net income available to common stockholders	1,967	1,707	1,183	523
Basic earnings per common share	0.29	0.25	0.17	0.12
Diluted earnings per common share	0.29	0.25	0.17	0.12

2010	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 4,786	$ 4,759	$ 4,574	$ 4,390
Interest expense	1,179	1,234	1,281	1,248
Net interest income	3,607	3,525	3,293	3,142
Provision for loan losses	642	200	170	70
Net income available to common stockholders	195	313	530	465
Basic earnings per common share	0.05	0.08	0.14	0.12
Diluted earnings per common share	0.05	0.08	0.13	0.12

2009	December 31,	September 30,	June 30,	March 31,
Interest revenue	$ 4,374	$ 4,392	$ 4,227	$ 4,102
Interest expense	1,308	1,406	1,416	1,450
Net interest income	3,066	2,986	2,811	2,652
Provision for loan losses	140	210	250	300
Net income available to common stockholders	466	227	447	410
Basic earnings per common share	0.12	0.06	0.12	0.11
Diluted earnings per common share	0.12	0.06	0.12	0.11

Summary Of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation And Consolidation

Basis of Presentation and Consolidation-The accompanying consolidated financial statements include the activity of Old Line Bancshares and its wholly owned subsidiary, Old Line Bank, and its majority owned subsidiary Pointer Ridge Office Investments, LLC (Pointer Ridge), a real estate investment company.  We have eliminated all significant intercompany transactions and balances.

We report the non-controlling interests in Pointer Ridge separately in the consolidated balance sheet.  We report the income of Pointer Ridge attributable to Old Line Bancshares on the consolidated statement of income.

The foregoing consolidated financial statements for the periods ended June 30, 2011 and 2012 are unaudited; however, in the opinion of management we have included all adjustments (comprising only normal recurring accruals) necessary for a fair presentation of the results of the interim period.  We derived the balances as of December 31, 2011 from audited financial statements.  These statements should be read in conjunction with Old Line Bancshares’ financial statements and accompanying notes included in Old Line Bancshares’ Form 10-K for the year ended December 31, 2011.  We have made no significant changes to Old Line Bancshares’ accounting policies as disclosed in the Form 10-K.

The accounting and reporting policies of Old Line Bancshares conform to accounting principles generally accepted in the United States of America.

Acquisition of Maryland Bankcorp, Inc.

Acquisition of Maryland Bankcorp, Inc.

On April 1, 2011, Old Line Bancshares acquired Maryland Bankcorp, Inc. (Maryland Bankcorp) the parent company of Maryland Bank & Trust Company, N.A. (MB&T). We converted each share of common stock of Maryland Bankcorp into the right to receive, at the holder’s election, $29.11 in cash or 3.4826 shares of Old Line Bancshares’ common stock. We paid cash for any fractional shares of Old Line Bancshares’ common stock and an aggregate cash consideration of $1.0 million.  The total merger consideration was $18.8 million.

In connection with the acquisition, MB&T was merged with and into Old Line Bank, with Old Line Bank the surviving bank.

In accordance with accounting for business combinations, we included the credit losses evident in the loans in the determination of the fair value of loans at the date of acquisition and eliminated the allowance for loan losses maintained by MB&T at acquisition date.

Core Deposit Intangible

Core Deposit Intangible

Of the total estimated purchase price, we have allocated an estimate of $12.2 million to net tangible assets acquired and we have allocated $5.0 million to the core deposit intangible which is a definite lived intangible asset. We will amortize the core deposit intangible on an accelerated basis over its estimated useful life of 18 years.  During the three months ended June 30, 2012 and 2011, the core deposit intangible amortization was $177,582 and $194,675, respectively. During the six months ended June 30, 2012 and 2011, the core deposit intangible amortization was $372,257 and $194,675, respectively.

Goodwill

Goodwill

During the second quarter of 2011, we recorded goodwill of $116,723 associated with the acquisition of Maryland Bankcorp.  This amount represented the difference between the estimated fair value of tangible and intangible assets acquired and liabilities assumed at acquisition date.  During the third quarter of 2011, the goodwill increased $25,000 as a result of additional liabilities that we identified during the period.  During the fourth quarter of 2011, we received a valuation of the pension plan asset at acquisition date and at December 31, 2011.  As a result of this valuation, in the fourth quarter of 2011, we recorded a $492,067 increase to goodwill to reflect the costs incurred by the pension plan as of the acquisition date.

Reclassifications	Reclassifications-We have made certain reclassifications to the 2011 financial presentation to conform to the 2012 presentation.
Subsequent Events

            Subsequent Events-We evaluated subsequent events after June 30, 2012, through July 30, 2012, the date                     this report was available to be issued.  No significant subsequent events were identified which would affect             the presentation of the financial statements

Investment Securities (Tables)	6 Months Ended
Jun. 30, 2012
Investment Securities [Abstract]
Schedule Of Amortized Cost And Estimated Fair Value Of Securities

June 30, 2012	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale
U. S. treasury	$1,248,789	$4,961	$-	$1,253,750
U.S. government agency	25,188,480	77,681	(6,202)	25,259,959
Municipal securities	51,203,507	1,737,763	(293,127)	52,648,143
Mortgage backed	87,028,548	2,397,596	(85,213)	89,340,931
	$164,669,324	$4,218,001	$(384,542)	$168,502,783

December 31, 2011
Available for sale
U. S. treasury	$1,247,889	$8,361	$-	$1,256,250
U.S. government agency	25,998,568	112,040	(19,537)	26,091,071
Municipal securities	33,753,049	1,396,859	(7,915)	35,141,993
Mortgage backed	96,803,309	2,557,430	(65,218)	99,295,521
	$157,802,815	$4,074,690	$(92,670)	$161,784,835

Securities With Unrealized Losses By Length Of Impairment

June 30, 2012	Fair value	Unrealized losses
Unrealized losses less than 12 months
U.S. treasury	$-	$-
U.S. government agency	2,992,350	6,202
Municipal securities	11,511,334	293,126
Mortgage backed	18,003,817	80,094
Total unrealized losses less than 12 months	32,507,501	379,422

Unrealized losses greater than 12 months
U.S. treasury	-	-
U.S. government agency	-	-
Municipal securities	-	-
Mortgage backed	1,330,430	5,120
Total unrealized losses greater than 12 months	1,330,430	5,120

Total unrealized losses
U.S. treasury	-	-
U.S. government agency	2,992,350	6,202
Municipal securities	11,511,334	293,126
Mortgage backed	19,334,247	85,214
Total unrealized losses	$33,837,931	$384,542

Contractual Maturities And Pledged Securities

June 30, 2012	Amortized cost	Fair value

Maturing
Within one year	$2,411,463	$2,422,593
Over one to five years	15,028,622	15,140,922
Over five to ten years	29,287,068	30,070,174
Over ten years	117,942,173	120,869,095
	$164,669,324	$168,502,783
Pledged securities	$35,825,910	$36,612,217

Pointer Ridge Office Investment, LLC (Tables)	6 Months Ended
Jun. 30, 2012
Pointer Ridge Office Investment, LLC [Abstract]
Summary Of Condensed Balance Sheets And Statements Of Income Information For Pointer Ridge

Balance Sheets	June 30,	December 31,
	2012	2011

Current assets	$347,265	$429,611
Non-current assets	7,036,555	7,088,001
Liabilities	6,264,732	6,299,819
Equity	1,119,088	1,217,793

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Statements of Income
Revenue	$205,518	$183,390	$411,254	$389,122
Expenses	251,030	360,027	509,959	626,975
Net loss	$(45,512)	$(176,637)	$(98,705)	$(237,853)

Loans (Tables)	6 Months Ended
Jun. 30, 2012
Loans [Abstract]
Classifications Of Loans

	June 30, 2012	December 31, 2011

Real estate
Commercial	$317,773,437	$273,101,082
Construction	51,887,623	51,662,538
Residential	95,136,947	96,723,708
Commercial	98,871,677	107,125,895
Consumer	12,752,382	13,674,025
	576,422,066	542,287,248
Allowance for loan losses	(4,109,461)	(3,741,271)
Deferred loan costs, net	833,526	751,689
	$573,146,131	$539,297,666

Schedule Of Recorded Book Balance Of Non-Performing Loans And Accruing Past Due Loans

Non-Accrual and Past Due Loans and Troubled Debt Restructurings

Recorded Book Balance

June 30, 2012

	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$817,456	$46,627	7	$2,431,806	$870,081
Construction	1	969,337	267,641	3	850,000	705,281
Residential	-	-	-	6	1,300,661	388,346
Commercial	-	-	-	3	259,141	51,468
Consumer	-	-	-	-	-	-
Total non-performing loans	3	$1,786,793	$314,268	19	$4,841,608	$2,015,176

Accruing past due loans:
30-59 days past due
Real estate	5	1,470,732		1	425,107
Commercial	1	439,768		3	237,115
Consumer	-	-		12	42,124
Total 30-59 days past due	6	1,910,500		16	704,346
60-89 days past due
Real estate	2	888,719		-	-
Commercial	-	-		2	20,993
Consumer	-	-		1	699
Total 60-89 days past due	2	888,719		3	21,692
90 or more days past due
Consumer	-	-		2	940,072
Total accruing past due loans	8	$2,799,219		21	$1,666,110

Accruing Troubled Debt Restructurings
Real Estate	1	$499,122		1	$152,848
Consumer	-	-		1	442
Total Accruing Troubled Debt Restructurings	1	$499,122		2	$153,290

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings

Recorded Book Balance

December 31, 2011

	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	-	$-	$-	7	$2,288,900	$1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential	-	-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer	-	-	-	-	-	-
Total non-performing loans	2	$1,247,312	$214,219	17	$4,583,027	$1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial	-	-		-	-
Consumer	-	-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043		-	-
Consumer	-	-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370		-	-
Total accruing past due loans	5	$778,980		22	$839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$5,037,879		-	$-
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$5,180,550		2	$154,088

The tables below present the contract amount due of the non-accrual loans at June 30, 2012 and December 31, 2011.

Non-Accrual

Contract Amount

June 30, 2012

	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial	2	$817,456	$46,627	7	$5,640,834	$870,081
Construction	1	1,616,317	267,641	3	4,294,266	705,281
Residential	-	-	-	6	2,894,232	388,346
Commercial	-	-	-	3	394,990	51,468
Consumer	-	-	-	-	-	-
Total non-performing loans	3	$2,433,773	$314,268	19	$13,224,322	$2,015,176

Non-Accrual

Contract Amount

December 31, 2011

	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial	-	$-	$-	7	$6,417,444	$1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential	-	-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer	-	-	-	-	-	-
Total non-performing loans	2	$1,694,292	$214,219	17	$12,166,461	$1,694,324

Allocation Of Allowance For Loan Losses

	June 30, 2012		December 31, 2011
	Account Balance	Allocation of Allowance for Loan Losses	Account Balance	Allocation of Allowance for Loan Losses
Risk Rating
Pass (1-4)	$548,327,441	$3,107,688	$517,010,521	$3,219,376
Special Mention (5)	14,251,115	276,163	11,090,344	320,241
Substandard (6)	13,843,510	725,610	14,186,383	201,654
Doubtful (7)	-	-	-	-
Loss (8)	-	-	-	-
Total	$576,422,066	$4,109,461	$542,287,248	$3,741,271

Allowance for Loan Losses By Portfolio Segment

June 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Provision for loan losses	1,081,590	(87,981)	(271,065)	27,456	750,000
Recoveries	12,975	31,933	-	48,667	93,575
	3,217,633	866,262	294,175	206,776	4,584,846
Loans charged off	(324,486)	(87,691)	-	(63,208)	(475,386)
Ending Balance	$2,893,147	$778,571	$294,175	$143,568	$4,109,461

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$615,489	$110,121	$-	$-	$725,610
Loans collectively evaluated for impairment	2,277,658	668,450	294,175	143,568	3,383,851
Ending balance	$2,893,147	$778,571	$294,175	$143,568	$4,109,461

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$1,748,122	$417,198	$294,723	$8,433	$2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$175,117	$136,654	$70,000	$-	$381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271

Recorded Investment, Loans, Related To Balance In The Allowance For Possible Loan Losses By Portfolio Segment

June 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$1,680,100	$220,243	$-	$-	$1,900,343
Loans individually evaluated for impairment without specific reserve	2,959,973	1,630,136	-	-	4,590,109
Loans collectively evaluated for impairment	460,157,934	97,021,298	8,243,260	4,509,122	569,931,614
Ending balance	$464,798,007	$98,871,677	$8,243,260	$4,509,122	$576,422,066

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$5,924,354	$136,654	$142,671	$-	$6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$421,487,328	$107,125,895	$8,860,446	$4,813,579	$542,287,248

Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Common Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method [Table Text Block]

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Weighted average number of shares	6,828,452	6,809,594	6,824,673	5,625,689
Dilutive average number of shares	6,905,041	6,841,535	6,871,727	5,657,775

Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2012
Stock Based Compensation [Abstract]
Summary Of The Stock Option Activity

	June 30,
	2012			2011
		Weighted		Weighted
	Number	average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of period	325,331	$8.65	310,151	$8.60
Options granted	79,627	8.00	23,280	7.82
Options forfeited	(2,000)	8.00	-	-
Outstanding, end of period	402,958	$8.52	333,431	$8.54

Options Information By Exercise Price Range

	Outstanding options			Exercisable options
Exercise price	Number of shares at June 30, 2012	Weighted average remaining term	Weighted average exercise price	Number of shares at June 30, 2012	Weighted average exercise price
$4.94-$7.64	95,131	6.18	$6.36	95,131	$6.36
$7.65-$8.65	138,207	8.30	7.90	54,986	7.77
$8.66-$10.00	46,620	2.14	9.74	46,620	9.74
$10.01-$11.31	123,000	3.81	10.43	123,000	10.43
	402,958	5.71	$8.52	319,737	$8.66
Intrinsic value of outstanding options where the market value exceeds the exercise price.		$725,753
Intrinsic value of exercisable options where the market value exceeds the exercise price		$535,834

Summary Of Restricted Stock Awards

	June 30,		June 30,
	2012		2011
	Number	Weighted	Number	Weighted
	of shares	average	of shares	average
		grant date		grant date
		fair value		fair value
Nonvested, beginning of period	15,691	$7.41	17,641	$7.13
Restricted stock granted	10,947	8.00	8,786	7.82
Restricted stock vested	(6,788)	7.34	(8,279)	7.13
Restricted stock forfeited	(520)	8.00	-	-
Nonvested, end of period	19,330	$7.75	18,148	$7.46

Total fair value of shares vested	$49,853		59,029

Intrinsic value of outstanding restricted stock awards where the market value exceeds the exercise price		$112,426		$152,080
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price		$69,713		$69,378

Vesting Schedule Of Unvested Restricted Stock Awards

Grant Date	Vesting Date	# of Restricted Shares
1/28/2010	1/28/2013	4,682
1/27/2011	1/27/2013	2,110
1/27/2011	1/27/2014	2,111
3/5/2012	12/31/2012	3,120
3/5/2012	1/26/2013	2,435
3/5/2012	1/26/2014	2,436
3/5/2012	1/26/2015	2,436
Total Issued		19,330

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Available For Sale Securities

	June 30, 2012	December 31, 2011
Investment securities available for sale:
Level 1 inputs	$1,254	$24,450
Level 2 inputs	167,249	137,335
Level 3 inputs	-	-
Investment securities available for sale	$168,503	$161,785

SLMA stock:
Level 1 inputs	$247	$262
SLMA stock	$247	$262

Other Real Estate Owned

Six months ended June 30, 2012	Legacy	Acquired	Total
Beginning balance	$1,871,832	$2,132,777	$4,004,609
Transferred in	-	191,921	191,921
Investment in improvements	-	15,525	15,525
Write down in value	(220,000)	(61,000)	(281,000)
Sales/deposits on sales	(604)	(439,721)	(440,325)
Total end of period	$1,651,228	$1,839,502	$3,490,730

Fair Value Of Financial Instruments On Recurring Basis

	June 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Financial assets:
Level 1 inputs:
Investment securities	$1,253,750	$1,253,750	$24,450,070	$24,450,070
Level 2 inputs:
Investment securities	167,249,033	167,249,033	137,334,765	137,334,765
Level 3 inputs:
Loans, net	573,146,131	580,096,070	539,297,666	547,218,763

Financial liabilities
Level 3 inputs:
Interest bearing deposits	$532,956,475	$533,868,583	$520,629,456	$522,248,781
Short term borrowings	41,955,385	42,092,854	38,672,657	38,967,244
Long term borrowings	6,239,129	6,460,903	6,284,479	6,452,391

Summary Of Significant Accounting Policies (Details) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Apr. 02, 2011
Summary Of Significant Accounting Policies [Abstract]
Business Acquisition Equity Converion Price								$ 29.11
Business Acquisition Equity Converion Shares of Common Stock								3.4826
Cash consideration								$ 1,000,000
Total purchase price								18,800,000
Net tangible assets acquired	12,200,000				12,200,000
Definite lived intangible assets acquired	5,000,000				5,000,000
Estimated useful life, years	18 years
Core Deposit Premium	177,582			194,675	372,257	194,675	584,024
Goodwill recorded				116,723
Goodwill increase		$ 492,067	$ 25,000

Investment Securities (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2009
Investment Securities [Abstract]
Proceeds from sales of held to maturity investment securities		$ 488,457		$ 488,457	$ 514,079
Proceeds from sale of investments			45,675,741	18,420,698
Gains on sales of investment securities	$ 282,858	$ 2,489	$ 560,028	$ 40,559	$ 140,149	$ 158,551

Investment Securities (Summary of the Amortized Cost and Estimated Fair value of Securities) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	$ 164,669,324	$ 157,802,815
Gross unrealized gains, Available for sale	4,218,001	4,074,690
Gross unrealized losses, Available for sale	(384,542)	(92,670)
Total Fair value	168,502,783	161,784,835
U.S. treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	1,248,789	1,247,889
Gross unrealized gains, Available for sale	4,961	8,361
Total Fair value	1,253,750	1,256,250
U.S. government agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	25,188,480	25,998,568
Gross unrealized gains, Available for sale	77,681	112,040
Gross unrealized losses, Available for sale	(6,202)	(19,537)
Total Fair value	25,259,959	26,091,071
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	51,203,507	33,753,049
Gross unrealized gains, Available for sale	1,737,763	1,396,859
Gross unrealized losses, Available for sale	(293,127)	(7,915)
Total Fair value	52,648,143	35,141,993
Mortgage backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Available for sale	87,028,548	96,803,309
Gross unrealized gains, Available for sale	2,397,596	2,557,430
Gross unrealized losses, Available for sale	(85,213)	(65,218)
Total Fair value	$ 89,340,931	$ 99,295,521

Investment Securities (Securities with Unrealized Losses by Length of Impairment) (Details) (USD $)	Jun. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses less than 12 months, fair value	$ 32,507,501
Unrealized losses less than 12 months, unrealized losses	379,422
Unrealized losses greater than 12 months, fair value	1,330,430
Unrealized losses greater than 12 months, unrealized losses	5,120
Total unrealized losses, fair value	33,837,931
Total unrealized losses, unrealized losses	384,542
U.S. government agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses less than 12 months, fair value	2,992,350
Unrealized losses less than 12 months, unrealized losses	6,202
Total unrealized losses, fair value	2,992,350
Total unrealized losses, unrealized losses	6,202
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses less than 12 months, fair value	11,511,334
Unrealized losses less than 12 months, unrealized losses	293,126
Total unrealized losses, fair value	11,511,334
Total unrealized losses, unrealized losses	293,126
Mortgage backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized losses less than 12 months, fair value	18,003,817
Unrealized losses less than 12 months, unrealized losses	80,094
Unrealized losses greater than 12 months, fair value	1,330,430
Unrealized losses greater than 12 months, unrealized losses	5,120
Total unrealized losses, fair value	19,334,247
Total unrealized losses, unrealized losses	$ 85,214

Investment Securities (Contractual Maturities and Pledged Securities) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Investment Securities [Abstract]
Within one year, amortized cost	$ 2,411,463
Within one year, fair value	2,422,593
Over one to five years, amortized cost	15,028,622
Over one to five years, fair value	15,140,922
Over five to ten years, amortized cost	29,287,068
Over five to ten years, fair value	30,070,174
Over ten years, amortized cost	117,942,173
Over ten years, fair value	120,869,095
Total Amortized cost	164,669,324	157,802,815
Total Fair value	168,502,783	161,784,835
Pledged securities, amortized cost	35,825,910
Pledged securities, fair value	$ 36,612,217

Pointer Ridge Office Investment, LLC (Summary Of Condensed Balance Sheets And Statements Of Income Information) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Nov. 17, 2008
Chesapeake Custom Homes, L.L.C. Membership Interest In Pointer Ridge [Member]
Schedule of Equity Method Investments [Line Items]
Owned membership interest						12.50%
Pointer Ridge Office Investment, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Owned membership interest						62.50%
Current assets	$ 347,265		$ 347,265		$ 429,611
Non-current assets	7,036,555		7,036,555		7,088,001
Liabilities	6,264,732		6,264,732		6,299,819
Equity	1,119,088		1,119,088		1,217,793
Revenue	205,518	183,390	411,254	389,122
Expenses	251,030	360,027	509,959	626,975
Net loss	$ (45,512)	$ (176,637)	$ (98,705)	$ (237,853)

Loans (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended				12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Construction Real Estate [Member]	Jun. 30, 2012 Residential Real Estate [Member]	Jun. 30, 2012 Consumer Loan [Member]	Jun. 30, 2012 Legacy [Member]	Dec. 31, 2011 Legacy [Member]	Jun. 30, 2012 Legacy [Member] Commercial Real Estate [Member]	Jun. 30, 2012 Legacy [Member] Construction Real Estate [Member]	Dec. 31, 2011 Legacy [Member] Construction Real Estate [Member]	Dec. 31, 2011 Legacy [Member] Commercial Loan [Member]	Jun. 30, 2012 Legacy [Member] Real Estate Loan [Member]	Mar. 31, 2012 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Mar. 31, 2011 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Jun. 30, 2012 Legacy [Member] First Non-Accrual Legacy Loan [Member]	Jun. 30, 2012 Legacy [Member] Second Non-Accrual Legacy Loan [Member] Commercial Real Estate [Member]	Jun. 30, 2012 Legacy [Member] Third Non-Accrual Legacy Loan [Member] Commercial Real Estate [Member]	Jun. 30, 2012 Acquired [Member]	Dec. 31, 2011 Acquired [Member]	Jun. 30, 2012 Acquired [Member] Commercial Real Estate [Member]	Dec. 31, 2011 Acquired [Member] Commercial Real Estate [Member]	Jun. 30, 2012 Acquired [Member] Construction Real Estate [Member]	Dec. 31, 2011 Acquired [Member] Construction Real Estate [Member]	Jun. 30, 2012 Acquired [Member] Residential Real Estate [Member]	Dec. 31, 2011 Acquired [Member] Residential Real Estate [Member]	Jun. 30, 2012 Acquired [Member] Commercial Loan [Member]	Dec. 31, 2011 Acquired [Member] Commercial Loan [Member]	Jun. 30, 2012 Acquired [Member] Consumer Loan [Member]	Jun. 30, 2012 Acquired [Member] Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Board of Directors members	7
Commercial real estate lending threshold for monitory	$ 250,000
Commercial real estate loans to the hospitality industry	55,700,000	54,000,000
Loan to appraisal value				80.00%	85.00%
Debt to income ratio					40.00%	40.00%
Commercial business lending threshold for monitory			250,000
Loans past due days	90
Non-Performing Loans Number Of Borrowers							3	2	2	1	1	1	1						19	17	7	7	3	2	6	4	3	4	1	1
Non-accrual account balance							1,786,793	1,247,312	817,456	969,337	1,169,337	77,975					464,978	352,478	4,841,608	4,583,027	2,431,806	2,288,900	850,000	1,184,146	1,300,661	1,019,942	259,141	90,039
Loans receivable non-accrual contractual balance																1,616,317			13,224,322	12,166,461
Loan contractual balance post reduction															969,377
Expected proceeds from sale of foreclosure														970,000
Non-accrual interest not accrued							314,268	214,219	46,627	267,641	212,484	1,735				267,640	14,438	32,190	2,015,176	1,694,324	870,081	1,164,630	705,281	255,560	388,346	241,093	51,468	33,041
Legacy non-accrual loan write offs	475,386	762,263												200,000	446,980		232,489
Acquired impaired loans contractual balance																			28,260,431	31,927,256
Acquired impaired loans fair value adjustment																			13,930,476	15,589,151
Acquired impaired loans fair value, amount																			$ 14,329,955	$ 16,338,105
Number of non-accrual loans																			22	22

Loans (Classifications of Loans) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans [Abstract]
Real estate - Commercial	$ 317,773,437	$ 273,101,082
Real estate - Construction	51,887,623	51,662,538
Real estate - Residential	95,136,947	96,723,708
Commercial	98,871,677	107,125,895
Consumer	12,752,382	13,674,025
Total	576,422,066	542,287,248
Allowance for loan losses	(4,109,461)	(3,741,271)	(2,468,476)
Deferred loan costs, net	833,526	751,689
Loans and Leases Receivable, Net Reported Amount, Total	$ 573,146,131	$ 539,297,666	$ 299,606,430	$ 265,008,669

Loans (Non-Accrual and Past Due Loans and Troubled Debt Restructurings Recorded Book Balance) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	3	2
Accruing past due loans, number of borrowers 30 to 59 days past due	6	1
Accruing past due loans, number of borrowers 60 to 89 days past due	2	3
Accruing past due loans	8	5
Accruing troubled debt restructurings, number of borrowers	1	4
Non-accrual account balance	$ 1,786,793	$ 1,247,312
Non-accrual interest not accrued	314,268	214,219
30-59 days past due account balance	1,910,500	421,805
60-89 days past due account balance	888,719	322,805
Troubled debt restructurings account balance	499,122	5,180,550
Total Past Due	2,799,219	778,980
Legacy [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	2
Non-accrual account balance	817,456
Non-accrual interest not accrued	46,627
Legacy [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	1	1
Non-accrual account balance	969,337	1,169,337
Non-accrual interest not accrued	267,641	212,484
Legacy [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers		1
Accruing past due loans, number of borrowers 30 to 59 days past due	1
Accruing past due loans, number of borrowers 60 to 89 days past due		1
Non-accrual account balance		77,975
Non-accrual interest not accrued		1,735
30-59 days past due account balance	439,768
60-89 days past due account balance		11,043
Legacy [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing past due loans, number of borrowers 90 or more days past due		1
Accruing troubled debt restructurings, number of borrowers		1
90 or more days past due account balance		34,370
Troubled debt restructurings account balance		142,671
Legacy [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	1
Accruing past due loans, number of borrowers 30 to 59 days past due	5	1
Accruing past due loans, number of borrowers 60 to 89 days past due	2	2
Accruing troubled debt restructurings, number of borrowers		3
30-59 days past due account balance	1,470,732	421,805
60-89 days past due account balance	888,719	311,762
Troubled debt restructurings account balance	499,122	5,037,879
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	19	17
Accruing past due loans, number of borrowers 30 to 59 days past due	16	19
Accruing past due loans, number of borrowers 60 to 89 days past due	3	3
Accruing past due loans	21	22
Accruing troubled debt restructurings, number of borrowers	2	2
Non-accrual account balance	4,841,608	4,583,027
Non-accrual interest not accrued	2,015,176	1,694,324
30-59 days past due account balance	704,346	497,349
60-89 days past due account balance	21,692	341,925
Troubled debt restructurings account balance	153,290	154,088
Total Past Due	1,666,110	839,274
Acquired [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	7	7
Non-accrual account balance	2,431,806	2,288,900
Non-accrual interest not accrued	870,081	1,164,630
Acquired [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	3	2
Non-accrual account balance	850,000	1,184,146
Non-accrual interest not accrued	705,281	255,560
Acquired [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	6	4
Non-accrual account balance	1,300,661	1,019,942
Non-accrual interest not accrued	388,346	241,093
Acquired [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	3	4
Accruing past due loans, number of borrowers 30 to 59 days past due	3
Accruing past due loans, number of borrowers 60 to 89 days past due	2
Non-accrual account balance	259,141	90,039
Non-accrual interest not accrued	51,468	33,041
30-59 days past due account balance	237,115
60-89 days past due account balance	20,993
Acquired [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	1
Accruing past due loans, number of borrowers 30 to 59 days past due	12	16
Accruing past due loans, number of borrowers 60 to 89 days past due	1	1
Accruing past due loans, number of borrowers 90 or more days past due	2
Accruing troubled debt restructurings, number of borrowers		2
30-59 days past due account balance	42,124	22,698
60-89 days past due account balance	699	3,494
90 or more days past due account balance	940,072
Troubled debt restructurings account balance	442	154,088
Acquired [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-performing loans, number of borrowers	1
Accruing past due loans, number of borrowers 30 to 59 days past due	1	3
Accruing past due loans, number of borrowers 60 to 89 days past due		2
30-59 days past due account balance	425,107	474,651
60-89 days past due account balance		338,431
Troubled debt restructurings account balance	$ 152,848

Loans (Non-Accrual and Past Due Loans and Troubled Debt Restructurings Contract Amount) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	3	2
Non-accrual contract balance	$ 2,433,773	$ 1,694,292
Non-accrual interest not accrued	314,268	214,219
Legacy [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	2
Non-accrual contract balance	817,456
Non-accrual interest not accrued	46,627
Legacy [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1	1
Non-accrual contract balance	1,616,317	1,616,317
Non-accrual interest not accrued	267,641	212,484
Legacy [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers		1
Non-accrual contract balance		77,975
Non-accrual interest not accrued		1,735
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	19	17
Non-accrual contract balance	13,224,322	12,166,461
Non-accrual interest not accrued	2,015,176	1,694,324
Acquired [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	7	7
Non-accrual contract balance	5,640,834	6,417,444
Non-accrual interest not accrued	870,081	1,164,630
Acquired [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	3	2
Non-accrual contract balance	4,294,266	2,815,452
Non-accrual interest not accrued	705,281	255,560
Acquired [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	6	4
Non-accrual contract balance	2,894,232	2,606,151
Non-accrual interest not accrued	388,346	241,093
Acquired [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	3	4
Non-accrual contract balance	394,990	327,414
Non-accrual interest not accrued	$ 51,468	$ 33,041
Acquired [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1

Loans (Allowance for Loan Losses by Risk Rating) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Ending balance	$ 576,422,066	$ 542,287,248
Allowance for loan losses	4,109,461	3,741,271	2,468,476
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	548,327,441	517,010,521
Allowance for loan losses	3,107,688	3,219,376
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	14,251,115	11,090,344
Allowance for loan losses	276,163	320,241
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Ending balance	13,843,510	14,186,383
Allowance for loan losses	$ 725,610	$ 201,654

Loans (Allowance for Loan Losses by Portfolio Segment) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 3,741,271	$ 2,468,476
Provision for loan losses	750,000	1,800,000
Recoveries	93,575	235,058
Total allowance increase	4,584,846	4,503,534
Loans charged off	(475,386)	(762,263)
Ending Balance	4,109,461	3,741,271
Allowance allocated to loans individually evaluated for impairment with specific allocation	725,610	381,771
Allowance allocated to loans collectively evaluated for impairment	3,383,851	3,359,500
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,123,068	1,748,122
Provision for loan losses	1,081,590	967,036
Recoveries	12,975	13,701
Total allowance increase	3,217,633	2,728,859
Loans charged off	(324,486)	(605,791)
Ending Balance	2,893,147	2,123,068
Allowance allocated to loans individually evaluated for impairment with specific allocation	615,489	175,117
Allowance allocated to loans collectively evaluated for impairment	2,277,658	1,947,951
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	922,310	417,198
Provision for loan losses	(87,981)	384,642
Recoveries	31,933	154,523
Total allowance increase	866,262	956,363
Loans charged off	(87,691)	(34,053)
Ending Balance	778,571	922,310
Allowance allocated to loans individually evaluated for impairment with specific allocation	110,121	136,654
Allowance allocated to loans collectively evaluated for impairment	668,450	785,656
Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	565,240	294,723
Provision for loan losses	(271,065)	317,778
Total allowance increase	294,175	612,501
Loans charged off		(47,261)
Ending Balance	294,175	565,240
Allowance allocated to loans individually evaluated for impairment with specific allocation		70,000
Allowance allocated to loans collectively evaluated for impairment	294,175	495,240
Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	130,653	8,433
Provision for loan losses	27,456	130,544
Recoveries	48,667	66,834
Total allowance increase	206,776	205,811
Loans charged off	(63,208)	(75,158)
Ending Balance	143,568	130,653
Allowance allocated to loans collectively evaluated for impairment	$ 143,568	$ 130,653

Loans (Loans Balances Related to Allowance and the Basis of Impairment Methodology) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	$ 1,900,343	$ 6,203,679
Loans individually evaluated for impairment without specific reserve	4,590,109	3,608,444
Loans collectively evaluated for impairment	569,931,614	532,475,125
Total	576,422,066	542,287,248
Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	1,680,100	5,924,354
Loans individually evaluated for impairment without specific reserve	2,959,973	1,720,458
Loans collectively evaluated for impairment	460,157,934	413,842,516
Total	464,798,007	421,487,328
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve	220,243	136,654
Loans individually evaluated for impairment without specific reserve	1,630,136	1,887,986
Loans collectively evaluated for impairment	97,021,298	105,101,255
Total	98,871,677	107,125,895
Boats [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment with specific reserve		142,671
Loans collectively evaluated for impairment	8,243,260	8,717,775
Total	8,243,260	8,860,446
Other Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans collectively evaluated for impairment	4,509,122	4,813,579
Total	$ 4,509,122	$ 4,813,579

Earnings Per Common Share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Common Share [Abstract]
Weighted average number of shares	6,828,452	6,809,594	6,824,673	5,625,689
Dilutive average number of shares	6,905,041	6,841,535	6,871,727	5,657,775

Stock Based Compensation (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense	$ 55,631	$ 31,302	$ 85,860	$ 74,816
Tax Benefit Associated With The Issuance Of Non-qualified Option				15,097
Unrecognized Compensation Cost	$ 238,518		$ 238,518
Compensation cost relates to non-vested stock options and restricted stock awards expected to realize over time, years			2 years 9 months
Number of shares remaining available for future issuance	161,177		161,177
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Vesting Period, Maximum, Years	10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted, Number of shares			10,947	8,786
Restricted stock vested, Number of shares	189		6,788	8,279
Restricted stock forfeited, number of shares	520		520

Stock Based Compensation (Summary of The Stock Option Activity) (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Based Compensation [Abstract]
Outstanding, beginning of period	325,331	310,151
Options granted	79,627	23,280
Options forfeited	(2,000)
Outstanding, end of period	402,958	333,431
Outstanding, beginning of period	$ 8.65	$ 8.6
Options granted	$ 8	$ 7.82
Options forfeited	$ 8
Outstanding, end of period	$ 8.52	$ 8.54

Stock Based Compensation (Options Information by Exercise Price Range) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	402,958
Outstanding options, weighted average remaining term, years	5 years 8 months 16 days
Outstanding options, weighted average exercise price	$ 8.52
Exercisable options, number of shares	319,737
Exercisable options, weighted average exercise price	$ 8.66
Intrinsic value of outstanding options	$ 725,753
Intrinsic value of exercisable options	$ 535,834
$4.94 - $7.64 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	95,131
Outstanding options, weighted average remaining term, years	6 years 2 months 5 days
Outstanding options, weighted average exercise price	$ 6.36
Exercisable options, number of shares	95,131
Exercisable options, weighted average exercise price	$ 6.36
Exercise price lower limit	$ 4.94
Exercise price upper limit	$ 7.64
$7.65 - $8.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	138,207
Outstanding options, weighted average remaining term, years	8 years 3 months 18 days
Outstanding options, weighted average exercise price	$ 7.9
Exercisable options, number of shares	54,986
Exercisable options, weighted average exercise price	$ 7.77
Exercise price lower limit	$ 7.65
Exercise price upper limit	$ 8.65
$8.66 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	46,620
Outstanding options, weighted average remaining term, years	2 years 1 month 21 days
Outstanding options, weighted average exercise price	$ 9.74
Exercisable options, number of shares	46,620
Exercisable options, weighted average exercise price	$ 9.74
Exercise price lower limit	$ 8.66
Exercise price upper limit	$ 10
$10.01 - $11.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options, number of shares	123,000
Outstanding options, weighted average remaining term, years	3 years 9 months 22 days
Outstanding options, weighted average exercise price	$ 10.43
Exercisable options, number of shares	123,000
Exercisable options, weighted average exercise price	$ 10.43
Exercise price lower limit	$ 10.01
Exercise price upper limit	$ 11.31

Stock Based Compensation (Summary of Restricted Stock Awards) (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested		$ 49,853	$ 59,029
Intrinsic value of outstanding restricted stock awards where the market calie exceeds the exercise price	725,753	725,753
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period, Number of shares		15,691	17,641
Restricted stock granted, Number of shares		10,947	8,786
Restricted stock vested, Number of shares	(189)	(6,788)	(8,279)
Restricted stock forfeited, number of shares	(520)	(520)
Nonvested, end of period, Number of shares	19,330	19,330	18,148
Nonvested, beginning of period, Weighted average grant date fair value		$ 7.41	$ 7.13
Restricted stock granted, Weighted average grant date fair value		$ 8	$ 7.82
Restricted stock vested, Weighted average grant date fair value		$ 7.34	$ 7.13
Restricted stock forfeited, Weighted average grant date fair value		$ 8
Nonvested, end of period, Weighted average grant date fair value	$ 7.75	$ 7.75	$ 7.46
Intrinsic value of outstanding restricted stock awards where the market calie exceeds the exercise price	112,426	112,426	152,080
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price	$ 69,713	$ 69,713	$ 69,378

Stock Based Compensation (Vesting Schedule of Unvested Restricted Stock Awards) (Details) (Restricted Stock [Member])	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Total Issued
Number of restricted shares, nonvested	19,330	15,691	18,148	17,641
Vesting Schedule 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/28/2010
Vesting date	1/28/2013
Number of restricted shares, nonvested	4,682
Vesting Schedule 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/27/2011
Vesting date	1/27/2013
Number of restricted shares, nonvested	2,110
Vesting Schedule 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	1/27/2011
Vesting date	1/27/2014
Number of restricted shares, nonvested	2,111
Vesting Schedule 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	12/31/2012
Number of restricted shares, nonvested	3,120
Vesting Schedule 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2013
Number of restricted shares, nonvested	2,435
Vesting Schedule 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2014
Number of restricted shares, nonvested	2,436
Vesting Schedule 7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	3/5/2012
Vesting date	1/26/2015
Number of restricted shares, nonvested	2,436

Retirement And Pension Plans (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent			4.00%
Defined Contribution Plan, Cost Recognized	$ 76,543	$ 93,342	$ 147,417	$ 134,931
Employee stock ownership plan owned	181,508		181,508
Expected future benefit payments to be paid in 2012	2,100,000		2,100,000		2,100,000
Supplemental Employee Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions By Employer	116,545	54,135	233,091	92,740
Old Line Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount invested from employee stock ownership plan	11,416		11,416
Old Line Bank Certificates Of Deposit [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount invested from employee stock ownership plan	$ 10,000		$ 10,000

Fair Value Measurements (Narrative) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate and Foreclosed Assets	$ 3,490,730	$ 4,004,609	$ 1,153,039
Fair Value, Inputs, Level 2 [Member]
Other Real Estate and Foreclosed Assets	$ 3,490,730	$ 4,004,609

Fair Value Measurements (Available-for-sale Securities) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 168,502,783	$ 161,784,835
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	1,254,000	24,450,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	167,249,000	137,335,000
SLMA stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	247,000	262,000
SLMA stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 247,000	$ 262,000

Fair Value Measurements (Other Real Estate Owned) (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Other Real Estate Owned [Line Items]
Beginning balance	$ 4,004,609
Transferred in	191,921
Investments in improvements	15,525
Write down in value	(281,000)
Sales/deposits on sales	(440,325)
Total end of period	3,490,730
Acquired [Member]
Other Real Estate Owned [Line Items]
Beginning balance	2,132,777
Transferred in	191,921
Investments in improvements	15,525
Write down in value	(61,000)
Sales/deposits on sales	(439,721)
Total end of period	1,839,502
Legacy [Member]
Other Real Estate Owned [Line Items]
Beginning balance	1,871,832
Write down in value	(220,000)
Sales/deposits on sales	(604)
Total end of period	$ 1,651,228

Fair Value Measurements (Fair Value of Financial Instruments on Recurring Basis) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1 [Member] | Carrying Amount[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	$ 1,253,750	$ 24,450,070
Fair Value, Inputs, Level 1 [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	1,253,750	24,450,070
Fair Value, Inputs, Level 2 [Member] | Carrying Amount[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	167,249,033	137,334,765
Fair Value, Inputs, Level 2 [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment securities	167,249,033	137,334,765
Fair Value, Inputs, Level 3 [Member] | Carrying Amount[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	573,146,131	539,297,666
Interest bearing deposits	532,956,475	520,629,456
Short term borrowings	41,955,385	38,672,657
Long term borrowings	6,239,129	6,284,479
Fair Value, Inputs, Level 3 [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	580,096,070	547,218,763
Interest bearing deposits	533,868,583	522,248,781
Short term borrowings	42,092,854	38,967,244
Long term borrowings	$ 6,460,903	$ 6,452,391